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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Government Income Fund

 Schedule of Investments 4/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 ASSET BACKED SECURITIES - 6.1%

 2,000,000

 0.83

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 $

 2,003,462

 301,904

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 327,295

 538,769

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 579,965

 656,431

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 708,455

 636,493

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 713,319

 438,261

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 489,698

 140,713

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 159,612

 794,685

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 896,720

 178,684

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 196,160

 454,479

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 516,171

 $

 6,590,857

 TOTAL ASSET BACKED SECURITIES

 (Cost $6,189,656)

 $

 6,590,857

 COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%

 142,385

 0.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 $

 143,289

 1,009,353

 3.39

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 1,050,046

 1,735,753

 Federal National Mortgage Association REMICS, 3.0%, 6/25/23

 1,817,631

 102,648

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 111,080

 3,078,043

 Federal National Mortgage Association, 4.92%, 7/25/20

 3,284,259

 1,458,942

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 1,471,903

 913,334

 Government National Mortgage Association REMICS, 3.25%, 4/16/27

 958,984

 124,447

 Government National Mortgage Association, 5.25%, 8/16/35

 139,130

 2,000,000

 4.66

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,191,448

 177,092

 0.62

 Government National Mortgage Association, Floating Rate Note, 12/16/29

 177,862

 1,279,593

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,326,426

 284,767

 3.26

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 293,488

 601,330

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 671,130

 1,230,510

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 1,328,624

 $

 14,965,300

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $14,381,559)

 $

 14,965,300

 CORPORATE BOND - 0.5%

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.5%

 514,478

 Helios Leasing I LLC, 2.018%, 5/29/24

 $

 514,698

 TOTAL CORPORATE BOND

 (Cost $514,478)

 $

 514,698

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 71.9%

 1,310,584

 Fannie Mae, 3.763%, 12/1/20

 $

 1,424,855

 2,327,633

 Fannie Mae, 4.0%, 10/1/41

 2,495,915

 582,010

 Fannie Mae, 4.0%, 4/1/25

 625,647

 3,038,499

 Fannie Mae, 4.0%, 4/1/39

 3,245,716

 1,894,447

 Fannie Mae, 4.0%, 4/1/41

 2,031,377

 884,726

 Fannie Mae, 4.0%, 7/1/44

 945,459

 84,684

 Fannie Mae, 4.0%, 9/1/20

 89,358

 24,201

 Fannie Mae, 4.5%, 11/1/20

 25,451

 4,896,294

 Fannie Mae, 4.5%, 12/1/43

 5,427,390

 116,775

 Fannie Mae, 5.0%, 1/1/20

 126,052

 266,687

 Fannie Mae, 5.0%, 10/1/34

 292,537

 1,464,975

 Fannie Mae, 5.0%, 2/1/39

 1,639,726

 124,805

 Fannie Mae, 5.0%, 3/1/23

 135,568

 277,665

 Fannie Mae, 5.0%, 7/1/34

 303,077

 106,564

 Fannie Mae, 5.0%, 8/1/18

 112,068

 64,688

 Fannie Mae, 5.72%, 11/1/28

 74,136

 48,494

 Fannie Mae, 5.72%, 6/1/29

 55,616

 63,371

 Fannie Mae, 5.75%, 3/1/33

 73,045

 32,587

 Fannie Mae, 5.9%, 11/1/27

 37,383

 20,740

 Fannie Mae, 5.9%, 2/1/28

 23,484

 90,782

 Fannie Mae, 5.9%, 4/1/28

 104,132

 327,533

 Fannie Mae, 6.0%, 11/1/34

 376,585

 32,557

 Fannie Mae, 6.0%, 11/1/34

 37,182

 56,631

 Fannie Mae, 6.0%, 12/1/37

 64,833

 75,028

 Fannie Mae, 6.5%, 11/1/47

 84,117

 129,822

 Fannie Mae, 6.5%, 7/1/32

 151,514

 62

 Fannie Mae, 7.5%, 6/1/15

 62

 153

 Fannie Mae, 8.0%, 7/1/15

 153

 973,094

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 1,019,036

 864,323

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/42

 924,368

 121,540

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 134,945

 112,304

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 124,690

 23,976

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 27,194

 121,925

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 140,419

 156,543

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 178,078

 58,584

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 67,133

 4,809

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 4,903

 4,484

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 4,571

 73,594

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 83,861

 22,162

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 25,452

 169,500

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 193,079

 16,353

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 18,597

 12,381

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 14,523

 75,580

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 86,038

 4,367

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 4,382

 1,002,044

 Federal National Mortgage Association, 3.0%, 12/1/21

 1,049,549

 2,000,000

 Financing Corp. Fico, 0.0%, 5/11/18

 1,930,372

 933,637

 Government National Mortgage Association I, 3.5%, 1/15/44

 994,759

 943,962

 Government National Mortgage Association I, 3.5%, 7/15/42

 996,443

 603,242

 Government National Mortgage Association I, 4.0%, 1/15/45

 654,357

 162,782

 Government National Mortgage Association I, 4.0%, 3/15/44

 175,985

 278,172

 Government National Mortgage Association I, 4.0%, 7/15/41

 301,261

 388,984

 Government National Mortgage Association I, 4.0%, 8/15/40

 421,526

 134,071

 Government National Mortgage Association I, 4.0%, 9/15/40

 144,973

 199,010

 Government National Mortgage Association I, 4.0%, 9/15/44

 215,152

 29,464

 Government National Mortgage Association I, 4.5%, 12/15/19

 31,225

 33,292

 Government National Mortgage Association I, 4.5%, 4/15/18

 34,859

 79,798

 Government National Mortgage Association I, 4.5%, 4/15/20

 84,572

 65,911

 Government National Mortgage Association I, 4.5%, 6/15/19

 69,706

 300,122

 Government National Mortgage Association I, 4.5%, 6/15/25

 319,745

 22,619

 Government National Mortgage Association I, 4.5%, 8/15/19

 23,813

 86,630

 Government National Mortgage Association I, 5.0%, 2/15/19

 92,621

 352,850

 Government National Mortgage Association I, 5.0%, 7/15/40

 395,777

 57,095

 Government National Mortgage Association I, 5.5%, 1/15/29

 64,568

 75,871

 Government National Mortgage Association I, 5.5%, 10/15/19

 80,175

 82,644

 Government National Mortgage Association I, 5.5%, 10/15/33

 94,205

 57,921

 Government National Mortgage Association I, 5.5%, 10/15/34

 66,141

 32,070

 Government National Mortgage Association I, 5.5%, 4/15/19

 33,539

 40,353

 Government National Mortgage Association I, 5.5%, 4/15/31

 45,637

 25,968

 Government National Mortgage Association I, 5.5%, 6/15/18

 27,027

 178,839

 Government National Mortgage Association I, 5.5%, 8/15/33

 204,075

 82,241

 Government National Mortgage Association I, 5.5%, 9/15/33

 94,177

 21,909

 Government National Mortgage Association I, 5.72%, 4/15/29

 24,819

 20,046

 Government National Mortgage Association I, 6.0%, 1/15/24

 22,875

 41,956

 Government National Mortgage Association I, 6.0%, 1/15/33

 48,504

 74,047

 Government National Mortgage Association I, 6.0%, 1/15/33

 86,148

 8,850

 Government National Mortgage Association I, 6.0%, 10/15/28

 10,177

 19,242

 Government National Mortgage Association I, 6.0%, 10/15/32

 21,919

 75,995

 Government National Mortgage Association I, 6.0%, 10/15/32

 86,566

 88,616

 Government National Mortgage Association I, 6.0%, 10/15/34

 102,803

 68,156

 Government National Mortgage Association I, 6.0%, 10/15/34

 77,706

 181,819

 Government National Mortgage Association I, 6.0%, 10/15/34

 211,511

 10,706

 Government National Mortgage Association I, 6.0%, 11/15/32

 12,200

 10,132

 Government National Mortgage Association I, 6.0%, 11/15/32

 11,592

 145,359

 Government National Mortgage Association I, 6.0%, 11/15/33

 166,228

 66,880

 Government National Mortgage Association I, 6.0%, 11/15/37

 76,154

 228,016

 Government National Mortgage Association I, 6.0%, 12/15/23

 259,508

 213,370

 Government National Mortgage Association I, 6.0%, 12/15/32

 243,240

 438,422

 Government National Mortgage Association I, 6.0%, 12/15/32

 507,409

 120,822

 Government National Mortgage Association I, 6.0%, 12/15/32

 139,752

 21,930

 Government National Mortgage Association I, 6.0%, 12/15/32

 25,544

 94,479

 Government National Mortgage Association I, 6.0%, 12/15/32

 107,794

 223,078

 Government National Mortgage Association I, 6.0%, 12/15/32

 254,223

 23,389

 Government National Mortgage Association I, 6.0%, 12/15/32

 27,215

 91,202

 Government National Mortgage Association I, 6.0%, 2/15/29

 106,177

 124,396

 Government National Mortgage Association I, 6.0%, 2/15/33

 144,900

 31,134

 Government National Mortgage Association I, 6.0%, 2/15/33

 35,459

 174,816

 Government National Mortgage Association I, 6.0%, 2/15/33

 204,663

 113,236

 Government National Mortgage Association I, 6.0%, 2/15/33

 130,309

 57,565

 Government National Mortgage Association I, 6.0%, 3/15/19

 65,515

 777

 Government National Mortgage Association I, 6.0%, 3/15/19

 779

 92,638

 Government National Mortgage Association I, 6.0%, 3/15/33

 107,700

 58,377

 Government National Mortgage Association I, 6.0%, 3/15/33

 66,809

 46,752

 Government National Mortgage Association I, 6.0%, 3/15/33

 54,347

 231,504

 Government National Mortgage Association I, 6.0%, 3/15/34

 269,848

 65,344

 Government National Mortgage Association I, 6.0%, 4/15/28

 76,094

 24,836

 Government National Mortgage Association I, 6.0%, 4/15/33

 28,444

 43,803

 Government National Mortgage Association I, 6.0%, 5/15/33

 49,934

 117,317

 Government National Mortgage Association I, 6.0%, 6/15/31

 133,730

 82,950

 Government National Mortgage Association I, 6.0%, 6/15/34

 96,624

 49,125

 Government National Mortgage Association I, 6.0%, 8/15/34

 57,207

 212,514

 Government National Mortgage Association I, 6.0%, 8/15/34

 243,640

 128,500

 Government National Mortgage Association I, 6.0%, 8/15/38

 146,277

 313,525

 Government National Mortgage Association I, 6.0%, 9/15/32

 356,872

 89,930

 Government National Mortgage Association I, 6.0%, 9/15/32

 103,133

 22,067

 Government National Mortgage Association I, 6.0%, 9/15/33

 25,115

 35,339

 Government National Mortgage Association I, 6.0%, 9/15/34

 41,011

 179,883

 Government National Mortgage Association I, 6.0%, 9/15/35

 209,401

 55,418

 Government National Mortgage Association I, 6.5%, 1/15/32

 63,920

 36,986

 Government National Mortgage Association I, 6.5%, 10/15/24

 42,661

 26,890

 Government National Mortgage Association I, 6.5%, 10/15/28

 31,016

 7,779

 Government National Mortgage Association I, 6.5%, 10/15/28

 8,972

 86,132

 Government National Mortgage Association I, 6.5%, 11/15/31

 99,347

 16,400

 Government National Mortgage Association I, 6.5%, 2/15/28

 18,916

 28,721

 Government National Mortgage Association I, 6.5%, 2/15/29

 34,174

 31,255

 Government National Mortgage Association I, 6.5%, 2/15/32

 36,050

 29,918

 Government National Mortgage Association I, 6.5%, 2/15/32

 34,509

 23,710

 Government National Mortgage Association I, 6.5%, 2/15/32

 28,604

 10,485

 Government National Mortgage Association I, 6.5%, 2/15/32

 12,093

 20,693

 Government National Mortgage Association I, 6.5%, 2/15/32

 24,920

 21,063

 Government National Mortgage Association I, 6.5%, 3/15/29

 24,295

 92,463

 Government National Mortgage Association I, 6.5%, 3/15/29

 106,649

 106,755

 Government National Mortgage Association I, 6.5%, 3/15/32

 123,880

 14,818

 Government National Mortgage Association I, 6.5%, 4/15/17

 15,058

 14,742

 Government National Mortgage Association I, 6.5%, 4/15/28

 17,003

 82,401

 Government National Mortgage Association I, 6.5%, 4/15/28

 95,043

 99,741

 Government National Mortgage Association I, 6.5%, 4/15/32

 115,558

 7,992

 Government National Mortgage Association I, 6.5%, 4/15/32

 9,218

 17,765

 Government National Mortgage Association I, 6.5%, 4/15/32

 20,490

 52,995

 Government National Mortgage Association I, 6.5%, 4/15/33

 61,126

 6,820

 Government National Mortgage Association I, 6.5%, 5/15/29

 7,867

 41,642

 Government National Mortgage Association I, 6.5%, 5/15/31

 48,031

 20,352

 Government National Mortgage Association I, 6.5%, 5/15/32

 24,622

 8,385

 Government National Mortgage Association I, 6.5%, 5/15/32

 9,746

 45,516

 Government National Mortgage Association I, 6.5%, 5/15/32

 52,500

 6,308

 Government National Mortgage Association I, 6.5%, 5/15/32

 7,275

 11,489

 Government National Mortgage Association I, 6.5%, 6/15/17

 11,523

 12,747

 Government National Mortgage Association I, 6.5%, 6/15/28

 15,081

 28,214

 Government National Mortgage Association I, 6.5%, 6/15/29

 32,542

 8,490

 Government National Mortgage Association I, 6.5%, 6/15/31

 9,793

 22,363

 Government National Mortgage Association I, 6.5%, 6/15/32

 25,793

 17,602

 Government National Mortgage Association I, 6.5%, 6/15/32

 20,303

 46,418

 Government National Mortgage Association I, 6.5%, 7/15/31

 53,764

 10,803

 Government National Mortgage Association I, 6.5%, 7/15/32

 12,460

 9,453

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,904

 11,006

 Government National Mortgage Association I, 6.5%, 8/15/28

 12,976

 37,163

 Government National Mortgage Association I, 6.5%, 8/15/32

 42,865

 54,105

 Government National Mortgage Association I, 6.5%, 8/15/32

 62,406

 24,436

 Government National Mortgage Association I, 6.5%, 9/15/31

 28,185

 25,204

 Government National Mortgage Association I, 6.5%, 9/15/32

 30,586

 46,097

 Government National Mortgage Association I, 6.5%, 9/15/32

 53,169

 47,445

 Government National Mortgage Association I, 6.5%, 9/15/32

 54,724

 8,789

 Government National Mortgage Association I, 6.75%, 4/15/26

 10,138

 19,675

 Government National Mortgage Association I, 7.0%, 1/15/28

 22,221

 145,379

 Government National Mortgage Association I, 7.0%, 1/15/31

 156,869

 4,204

 Government National Mortgage Association I, 7.0%, 10/15/16

 4,218

 13,708

 Government National Mortgage Association I, 7.0%, 11/15/26

 15,940

 70,273

 Government National Mortgage Association I, 7.0%, 11/15/29

 80,737

 14,257

 Government National Mortgage Association I, 7.0%, 11/15/31

 15,488

 33,594

 Government National Mortgage Association I, 7.0%, 12/15/30

 34,703

 41,815

 Government National Mortgage Association I, 7.0%, 12/15/30

 42,943

 49,939

 Government National Mortgage Association I, 7.0%, 12/15/30

 60,346

 27,707

 Government National Mortgage Association I, 7.0%, 2/15/28

 31,103

 27,489

 Government National Mortgage Association I, 7.0%, 3/15/28

 30,857

 59,897

 Government National Mortgage Association I, 7.0%, 3/15/32

 68,118

 34,114

 Government National Mortgage Association I, 7.0%, 4/15/28

 38,217

 29,606

 Government National Mortgage Association I, 7.0%, 4/15/29

 33,233

 15,611

 Government National Mortgage Association I, 7.0%, 4/15/31

 16,815

 48,833

 Government National Mortgage Association I, 7.0%, 4/15/32

 55,867

 69,473

 Government National Mortgage Association I, 7.0%, 5/15/29

 78,048

 8,777

 Government National Mortgage Association I, 7.0%, 5/15/31

 9,210

 29,767

 Government National Mortgage Association I, 7.0%, 6/15/27

 35,162

 5,348

 Government National Mortgage Association I, 7.0%, 6/15/29

 5,398

 40,114

 Government National Mortgage Association I, 7.0%, 7/15/25

 45,825

 6,716

 Government National Mortgage Association I, 7.0%, 7/15/28

 6,782

 32,998

 Government National Mortgage Association I, 7.0%, 7/15/28

 38,691

 17,353

 Government National Mortgage Association I, 7.0%, 7/15/29

 19,528

 31,007

 Government National Mortgage Association I, 7.0%, 8/15/23

 34,362

 86,013

 Government National Mortgage Association I, 7.0%, 9/15/24

 99,529

 42,959

 Government National Mortgage Association I, 7.0%, 9/15/31

 47,380

 49,340

 Government National Mortgage Association I, 7.5%, 10/15/23

 55,921

 63,980

 Government National Mortgage Association I, 7.5%, 10/15/27

 74,611

 14,093

 Government National Mortgage Association I, 7.5%, 10/15/29

 16,118

 4,633

 Government National Mortgage Association I, 7.5%, 12/15/25

 4,837

 24,807

 Government National Mortgage Association I, 7.5%, 2/15/27

 28,170

 17,074

 Government National Mortgage Association I, 7.5%, 2/15/31

 17,875

 10,684

 Government National Mortgage Association I, 7.5%, 3/15/23

 11,751

 45,780

 Government National Mortgage Association I, 7.5%, 3/15/27

 55,959

 8,034

 Government National Mortgage Association I, 7.5%, 3/15/31

 8,372

 28,214

 Government National Mortgage Association I, 7.5%, 4/15/23

 28,634

 1,788

 Government National Mortgage Association I, 7.5%, 6/15/24

 1,864

 17,914

 Government National Mortgage Association I, 7.5%, 6/15/29

 20,557

 11,697

 Government National Mortgage Association I, 7.5%, 8/15/25

 12,063

 1,174

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,189

 3,026

 Government National Mortgage Association I, 7.5%, 8/15/29

 3,115

 7,107

 Government National Mortgage Association I, 7.5%, 9/15/25

 7,763

 4,259

 Government National Mortgage Association I, 7.5%, 9/15/25

 4,276

 67,766

 Government National Mortgage Association I, 7.5%, 9/15/29

 71,213

 44,115

 Government National Mortgage Association I, 8.25%, 5/15/20

 48,837

 2,194

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,204

 10,033

 Government National Mortgage Association I, 9.0%, 1/15/20

 10,273

 1,353

 Government National Mortgage Association I, 9.0%, 12/15/19

 1,486

 2,363

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,484

 307

 Government National Mortgage Association I, 9.0%, 9/15/21

 341

 222,761

 Government National Mortgage Association II, 4.0%, 10/20/44

 239,681

 40,352

 Government National Mortgage Association II, 5.0%, 1/20/20

 43,250

 114,051

 Government National Mortgage Association II, 5.0%, 12/20/18

 121,326

 78,565

 Government National Mortgage Association II, 5.0%, 2/20/19

 83,570

 238,211

 Government National Mortgage Association II, 5.5%, 10/20/37

 266,620

 69,010

 Government National Mortgage Association II, 5.75%, 4/20/33

 77,711

 67,396

 Government National Mortgage Association II, 5.75%, 4/20/33

 75,889

 157,190

 Government National Mortgage Association II, 5.75%, 6/20/33

 176,995

 29,596

 Government National Mortgage Association II, 5.9%, 1/20/28

 33,354

 59,631

 Government National Mortgage Association II, 5.9%, 11/20/27

 66,633

 113,231

 Government National Mortgage Association II, 5.9%, 7/20/28

 125,476

 125,171

 Government National Mortgage Association II, 6.0%, 1/20/33

 144,811

 30,630

 Government National Mortgage Association II, 6.0%, 10/20/31

 35,402

 145,084

 Government National Mortgage Association II, 6.0%, 10/20/33

 168,468

 49,824

 Government National Mortgage Association II, 6.0%, 12/20/18

 52,057

 83,961

 Government National Mortgage Association II, 6.0%, 6/20/34

 97,232

 12,411

 Government National Mortgage Association II, 6.0%, 7/20/17

 12,821

 38,207

 Government National Mortgage Association II, 6.0%, 7/20/19

 40,189

 91,464

 Government National Mortgage Association II, 6.45%, 1/20/33

 105,265

 49,735

 Government National Mortgage Association II, 6.45%, 11/20/32

 57,220

 51,605

 Government National Mortgage Association II, 6.45%, 7/20/32

 59,374

 34,067

 Government National Mortgage Association II, 6.5%, 1/20/24

 39,102

 57,622

 Government National Mortgage Association II, 6.5%, 10/20/32

 69,719

 71,123

 Government National Mortgage Association II, 6.5%, 3/20/34

 86,718

 18,553

 Government National Mortgage Association II, 6.5%, 4/20/31

 22,337

 13,503

 Government National Mortgage Association II, 6.5%, 6/20/31

 15,847

 64,016

 Government National Mortgage Association II, 6.5%, 8/20/28

 75,990

 15,002

 Government National Mortgage Association II, 7.0%, 1/20/31

 18,306

 14,011

 Government National Mortgage Association II, 7.0%, 11/20/31

 17,226

 9,855

 Government National Mortgage Association II, 7.0%, 2/20/29

 11,944

 7,075

 Government National Mortgage Association II, 7.0%, 3/20/31

 8,702

 13,687

 Government National Mortgage Association II, 7.0%, 5/20/26

 16,075

 28,364

 Government National Mortgage Association II, 7.0%, 6/20/28

 34,017

 33,953

 Government National Mortgage Association II, 7.0%, 7/20/31

 41,819

 27,575

 Government National Mortgage Association II, 7.0%, 8/20/27

 33,101

 8,609

 Government National Mortgage Association II, 7.5%, 12/20/30

 10,722

 15,313

 Government National Mortgage Association II, 7.5%, 5/20/30

 19,134

 4,734

 Government National Mortgage Association II, 7.5%, 6/20/30

 5,922

 14,354

 Government National Mortgage Association II, 7.5%, 7/20/30

 17,861

 15,049

 Government National Mortgage Association II, 7.5%, 8/20/30

 18,676

 12,104

 Government National Mortgage Association II, 8.0%, 3/20/30

 15,225

 29,019

 Government National Mortgage Association II, 8.0%, 4/20/30

 36,814

 57

 Government National Mortgage Association II, 8.0%, 5/20/25

 64

 15,878

 Government National Mortgage Association II, 8.0%, 5/20/30

 20,095

 18,576

 Government National Mortgage Association II, 8.0%, 6/20/30

 23,613

 2,833

 Government National Mortgage Association II, 9.0%, 11/20/24

 2,847

 2,957

 Government National Mortgage Association II, 9.0%, 3/20/22

 2,957

 418

 Government National Mortgage Association II, 9.0%, 4/20/22

 418

 1,700

 Government National Mortgage Association II, 9.0%, 9/20/21

 1,883

 600,000

 Private Export Funding Corp., 2.25%, 12/15/17

 617,354

 1,300,000

 Private Export Funding Corp., 2.8%, 5/15/22

 1,342,584

 3,420,000

 Private Export Funding Corp., 4.3%, 12/15/21

 3,851,963

 3,000,000

 Private Export Funding Corp., 4.375%, 3/15/19

 3,304,389

 1,655,000

 Private Export Funding Corp., 5.45%, 9/15/17

 1,828,482

 1,118,085

 Tennessee Valley Authority, 4.929%, 1/15/21

 1,252,134

 800,000

 Tennessee Valley Authority, 5.5%, 6/15/38

 1,052,666

 1,500,000

 U.S. Treasury Bonds, 3.0%, 5/15/42

 1,575,117

 2,500,000

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,196,680

 1,650,000

 U.S. Treasury Bonds, 4.5%, 5/15/38

 2,180,577

 2,471,325

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 2,485,226

 465,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 465,007

 3,000,000

 U.S. Treasury Notes, 0.625%, 5/31/17

 2,999,298

 5,200,000

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,340,156

 3,500,000

 U.S. Treasury Notes, 2.625%, 11/15/20

 3,692,773

 $

 78,190,963

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $74,375,111)

 $

 78,190,963

 FOREIGN GOVERNMENT BONDS - 5.7%

 3,000,000

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 3,748,011

 2,000,000

 Israel Government AID Bond, 5.5%, 9/18/23

 2,471,646

 $

 6,219,657

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $5,856,680)

 $

 6,219,657

 MUNICIPAL BONDS - 0.4%

 Municipal General - 0.2%

 125,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 $

 132,392

 125,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 131,691

 $

 264,083

 Municipal Obligation - 0.2%

 150,000

 State of Texas, 4.0%, 10/1/44

 $

 155,848

 TOTAL MUNICIPAL BONDS

 (Cost $418,074)

 $

 419,931

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 (Cost $101,735,558) (a)

 $

 106,901,406

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 1,792,091

 TOTAL NET ASSETS - 100.0%

 $

 108,693,497

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2015, the value of these securities amounted to $3,623,376 or 3.3% of total net assets.

 REMICS

 Real estate mortgage investment conduits.

 (a)

 At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $101,735,558 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 5,432,711

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (266,863)

 Net unrealized appreciation

 $

 5,165,848

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
6,590,857

$
-

$
6,590,857

 Collateralized Mortgage Obligations

-

14,965,300

-

14,965,300

 Corporate Bonds

-

514,698

-

514,698

 U.S. Government and Agency Obligations

-

78,190,963

-

78,190,963

 Foreign Government Bonds

-

6,219,657

-

6,219,657

 Municipal Bonds

-

419,931

-

419,931

 Total

$
-

$
106,901,406

$
-

$
106,901,406

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
65,418

$
-

$
-

$
65,418

 Total Other Financial Instruments

$
65,418

$
-

$
-

$
65,418

 During the period ended April 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 0.3%

 Banks - 0.1%

 Diversified Banks - 0.1%

 2,260

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 58,511

 3,201

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 86,427

 $

 144,938

 Regional Banks - 0.0%†

 1,000

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 103,344

 Total Banks

 $

 248,282

 Diversified Financials - 0.0%†

 Asset Management & Custody Banks - 0.0%†

 1,400

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 37,702

 Total Diversified Financials

 $

 37,702

 Insurance - 0.2%

 Property & Casualty Insurance - 0.2%

 20,876

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 545,907

 Total Insurance

 $

 545,907

 TOTAL PREFERRED STOCKS

 (Cost $798,821)

 $

 831,891

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 853,125

 Total Banks

 $

 853,125

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 853,125

 Shares

 COMMON STOCKS - 63.2%

 Energy - 6.3%

 Integrated Oil & Gas - 0.5%

 17,887

 Occidental Petroleum Corp.

 $

 1,432,749

 Oil & Gas Exploration & Production - 1.7%

 45,830

 ConocoPhillips

 $

 3,112,774

 17,553

 EOG Resources, Inc.

 1,736,869

 $

 4,849,643

 Oil & Gas Refining & Marketing - 0.9%

 11,560

 Marathon Petroleum Corp. *

 $

 1,139,469

 15,701

 Phillips 66

 1,245,246

 $

 2,384,715

 Oil & Gas Storage & Transportation - 3.2%

 98,108

 Kinder Morgan, Inc./DE

 $

 4,213,739

 47,111

 Spectra Energy Corp.

 1,754,885

 14,544

 Targa Resources Corp.

 1,526,684

 33,422

 The Williams Companies, Inc.

 1,710,872

 $

 9,206,180

 Total Energy

 $

 17,873,287

 Materials - 1.9%

 Commodity Chemicals - 1.3%

 34,887

 LyondellBasell Industries NV

 $

 3,611,502

 Fertilizers & Agricultural Chemicals - 0.6%

 14,974

 Monsanto Co.

 $

 1,706,437

 Total Materials

 $

 5,317,939

 Capital Goods - 5.0%

 Aerospace & Defense - 1.6%

 30,162

 Honeywell International, Inc.

 $

 3,043,949

 14,894

 United Technologies Corp.

 1,694,192

 $

 4,738,141

 Electrical Components & Equipment - 1.1%

 17,420

 Eaton Corp. Plc

 $

 1,197,277

 15,599

 Rockwell Automation, Inc.

 1,850,041

 $

 3,047,318

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 12,339

 Cummins, Inc.

 $

 1,705,990

 Industrial Machinery - 1.7%

 26,648

 Ingersoll-Rand Plc

 $

 1,754,504

 8,804

 Parker-Hannifin Corp.

 1,050,845

 13,618

 Snap-on, Inc.

 2,036,572

 $

 4,841,921

 Total Capital Goods

 $

 14,333,370

 Commercial Services & Supplies - 1.2%

 Diversified Support Services - 1.2%

 34,145

 G&K Services, Inc.

 $

 2,410,637

 27,405

 KAR Auction Services, Inc.

 1,019,740

 $

 3,430,377

 Total Commercial Services & Supplies

 $

 3,430,377

 Transportation - 1.1%

 Airlines - 1.1%

 64,310

 American Airlines Group, Inc.

 $

 3,105,208

 Total Transportation

 $

 3,105,208

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.6%

 109,518

 Ford Motor Co.

 $

 1,730,384

 Total Automobiles & Components

 $

 1,730,384

 Consumer Services - 0.6%

 Restaurants - 0.6%

 19,085

 McDonald's Corp.

 $

 1,842,657

 Total Consumer Services

 $

 1,842,657

 Media - 3.0%

 Broadcasting - 0.4%

 19,776

 CBS Corp. (Class B)

 $

 1,228,683

 Movies & Entertainment - 1.4%

 58,905

 Regal Entertainment Group

 $

 1,295,910

 25,111

 The Walt Disney Co.

 2,730,068

 $

 4,025,978

 Publishing - 1.2%

 68,802

 Gannett Co, Inc.

 $

 2,361,285

 40,399

 Time, Inc.

 922,309

 $

 3,283,594

 Total Media

 $

 8,538,255

 Retailing - 4.1%

 Department Stores - 0.8%

 33,805

 Macy's, Inc.

 $

 2,184,817

 General Merchandise Stores - 0.6%

 23,500

 Target Corp.

 $

 1,852,505

 Apparel Retail - 0.9%

 25,725

 Ross Stores, Inc.

 $

 2,543,688

 Home Improvement Retail - 1.3%

 54,380

 Lowe's Companies, Inc.

 $

 3,744,607

 Specialty Stores - 0.5%

 14,979

 Tractor Supply Co. *

 $

 1,289,093

 Total Retailing

 $

 11,614,710

 Food & Staples Retailing - 1.6%

 Drug Retail - 1.6%

 46,162

 CVS Health Corp.

 $

 4,583,425

 Total Food & Staples Retailing

 $

 4,583,425

 Food, Beverage & Tobacco - 1.5%

 Brewers - 0.3%

 12,410

 Molson Coors Brewing Co. (Class B)

 $

 912,259

 Soft Drinks - 0.5%

 38,149

 The Coca-Cola Co.

 $

 1,547,323

 Tobacco - 0.7%

 38,704

 Altria Group, Inc.

 $

 1,937,135

 Total Food, Beverage & Tobacco

 $

 4,396,717

 Household & Personal Products - 0.7%

 Personal Products - 0.7%

 34,248

 Nu Skin Enterprises, Inc.

 $

 1,936,724

 Total Household & Personal Products

 $

 1,936,724

 Health Care Equipment & Services - 3.2%

 Health Care Equipment - 0.9%

 34,094

 Medtronic PLC

 $

 2,538,298

 Health Care Distributors - 1.9%

 21,134

 Cardinal Health, Inc.

 $

 1,782,442

 16,777

 McKesson Corp.

 3,747,982

 $

 5,530,424

 Managed Health Care - 0.4%

 7,100

 Humana, Inc.

 $

 1,175,760

 Total Health Care Equipment & Services

 $

 9,244,482

 Pharmaceuticals, Biotechnology & Life Sciences - 9.8%

 Biotechnology - 2.8%

 29,808

 Celgene Corp. *

 $

 3,221,052

 45,706

 Gilead Sciences, Inc. *

 4,593,910

 $

 7,814,962

 Pharmaceuticals - 7.0%

 83,213

 AbbVie, Inc.

 $

 5,380,553

 10,994

 Actavis plc *

 3,109,763

 22,951

 AstraZeneca Plc (A.D.R.)

 1,571,684

 12,334

 Mallinckrodt Plc *

 1,395,962

 71,337

 Merck & Co., Inc.

 4,248,832

 126,340

 Pfizer, Inc.

 4,286,716

 $

 19,993,510

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 27,808,472

 Banks - 3.1%

 Diversified Banks - 0.9%

 44,636

 Wells Fargo & Co.

 $

 2,459,444

 Regional Banks - 1.6%

 39,789

 Citizens Financial Group, Inc.

 $

 1,036,503

 37,595

 The PNC Financial Services Group, Inc.

 3,448,589

 $

 4,485,092

 Thrifts & Mortgage Finance - 0.6%

 61,875

 New York Community Bancorp, Inc.

 $

 1,063,631

 46,174

 People's United Financial, Inc.

 697,689

 $

 1,761,320

 Total Banks

 $

 8,705,856

 Diversified Financials - 3.0%

 Specialized Finance - 0.6%

 18,365

 CME Group, Inc./IL

 $

 1,669,562

 Consumer Finance - 1.0%

 49,539

 Discover Financial Services, Inc.

 $

 2,871,776

 Asset Management & Custody Banks - 1.0%

 101,721

 Ares Capital Corp.

 $

 1,731,291

 74,957

 TCP Capital Corp.

 1,194,065

 $

 2,925,356

 Investment Banking & Brokerage - 0.4%

 17,702

 Lazard, Ltd.

 $

 938,737

 Total Diversified Financials

 $

 8,405,431

 Real Estate - 3.5%

 Hotel & Resort REITs - 1.2%

 106,753

 Chesapeake Lodging Trust

 $

 3,389,408

 Residential REITs - 0.6%

 47,223

 American Campus Communities, Inc.

 $

 1,895,531

 Specialized REITs - 1.7%

 59,617

 Iron Mountain Inc.

 $

 2,056,190

 15,719

 Lamar Advertising Company

 911,073

 62,416

 Outfront Media, Inc.

 1,792,588

 $

 4,759,851

 Total Real Estate

 $

 10,044,790

 Software & Services - 6.7%

 Internet Software & Services - 3.6%

 43,411

 eBay, Inc. *

 $

 2,529,125

 31,437

 Facebook, Inc. *

 2,476,292

 5,709

 Google, Inc. (Class A) *

 3,132,928

 4,016

 Google, Inc. (Class C)

 2,157,957

 $

 10,296,302

 Systems Software - 3.1%

 10,848

 Check Point Software Technologies, Ltd. *

 $

 905,591

 159,919

 Microsoft Corp.

 7,778,468

 $

 8,684,059

 Total Software & Services

 $

 18,980,361

 Technology Hardware & Equipment - 3.9%

 Communications Equipment - 0.4%

 9,646

 F5 Networks, Inc. *

 $

 1,177,005

 Computer Storage & Peripherals - 3.5%

 52,245

 Apple, Inc.

 $

 6,538,462

 127,172

 EMC Corp.

 3,422,199

 $

 9,960,661

 Total Technology Hardware & Equipment

 $

 11,137,666

 Semiconductors & Semiconductor Equipment - 1.7%

 Semiconductors - 1.7%

 21,499

 Analog Devices, Inc.

 $

 1,329,498

 48,766

 Intel Corp.

 1,587,333

 38,136

 Microchip Technology, Inc.

 1,817,371

 $

 4,734,202

 Total Semiconductors & Semiconductor Equipment

 $

 4,734,202

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 40,804

 Verizon Communications, Inc.

 $

 2,058,154

 Total Telecommunication Services

 $

 2,058,154

 TOTAL COMMON STOCKS

 (Cost $144,609,888)

 $

 179,822,467

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.8%

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 447,238

 Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)

 $

 447,694

 185,359

 Westgate Resorts LLC, 9.5%, 2/20/25 (144A)

 188,424

 $

 636,118

 Total Consumer Services

 $

 636,118

 Banks - 1.2%

 Thrifts & Mortgage Finance - 1.2%

 250,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 $

 251,279

 123,989

 0.68

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 123,151

 150,000

 California Republic Auto Receivables Trust 2014-3, 3.61%, 6/15/21

 151,277

 224,754

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 224,745

 129,914

 Credit-Based Asset Servicing and Securitization LLC, 4.73664%, 7/25/35 (Step)

 131,382

 59,209

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 63,560

 189,803

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 191,351

 350,000

 Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)

 350,608

 265,000

 1.76

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 251,821

 335,000

 0.78

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 334,159

 398,167

 STORE Master Funding LLC, 4.21%, 4/20/44 (144A)

 413,639

 153,017

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 165,581

 72,482

 0.31

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 72,114

 554,499

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 551,581

 185,940

 VOLT XIX LLC, 3.875%, 4/26/55 (Step)

 186,638

 $

 3,462,886

 Total Banks

 $

 3,462,886

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.1%

 99,989

 AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16

 $

 100,614

 Specialized Finance - 0.1%

 305,000

 0.62

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 $

 305,011

 Consumer Finance - 0.1%

 250,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 $

 256,051

 59,367

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 59,454

 $

 315,505

 Total Diversified Financials

 $

 721,130

 Government - 0.1%

 Government - 0.1%

 187,796

 2.18

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 $

 190,675

 Total Government

 $

 190,675

 TOTAL ASSET BACKED SECURITIES

 (Cost $4,992,782)

 $

 5,010,809

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%

 Materials - 0.1%

 Forest Products - 0.1%

 350,000

 TimberStar Trust I, 7.5296%, 10/15/36 (144A)

 $

 360,104

 Total Materials

 $

 360,104

 Banks - 3.0%

 Thrifts & Mortgage Finance - 3.0%

 251,874

 0.43

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)

 $

 242,307

 330,000

 2.38

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 330,972

 200,000

 2.13

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29

 200,312

 141,974

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 147,121

 45,048

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 45,782

 87,797

 2.36

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 87,579

 400,000

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 404,748

 290,000

 2.03

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 290,548

 100,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 100,326

 168,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 169,883

 26,774

 4.89

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 26,824

 185,523

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 185,704

 333,000

 1.48

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 332,580

 420,000

 3.38

 GAHR Commericial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/19 (144A)

 422,367

 82,146

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 79,366

 34,965

 GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39

 34,968

 218,968

 0.79

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 209,096

 250,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 262,430

 1,119,760

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 1,147,133

 85,355

 0.42

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 80,688

 6,679

 5.42

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 6,671

 150,866

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 153,576

 34,218

 0.96

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29

 29,537

 271,322

 5.65

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 276,344

 260,713

 0.46

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 251,303

 664,949

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 677,891

 44,420

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 44,434

 790,249

 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33

 794,460

 364,670

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 371,888

 73,919

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 75,669

 47,005

 0.77

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 46,427

 78,614

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 81,104

 250,000

 2.33

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 250,210

 89,684

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 88,016

 144,481

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 142,410

 229,774

 1.48

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 229,870

 105,083

 2.86

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 104,750

 103,965

 2.40

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 103,203

 107,289

 2.69

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 107,492

 $

 8,635,989

 Total Banks

 $

 8,635,989

 Government - 0.8%

 Government - 0.8%

 781,520

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25

 $

 831,219

 88,141

 0.82

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24

 90,982

 105,630

 0.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 106,218

 69,448

 Federal Home Loan Mortgage Corp., 3.0%, 10/15/38

 71,523

 75,102

 0.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 75,526

 121,342

 3.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/39

 120,800

 113,366

 0.47

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 113,706

 310,107

 0.62

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41

 312,086

 49,598

 0.72

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 50,144

 136,022

 0.57

 Federal National Mortgage Association, Floating Rate Note, 2/25/41

 136,679

 149,184

 1.53

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 149,419

 109,000

 3.82

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 113,583

 52,106

 0.68

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 52,478

 $

 2,224,363

 Total Government

 $

 2,224,363

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,165,767)

 $

 11,220,456

 CORPORATE BONDS - 16.6%

 Energy - 2.7%

 Oil & Gas Drilling - 0.2%

 250,000

 Ensco Plc, 4.5%, 10/1/24

 $

 246,302

 225,000

 Pride International, Inc., 6.875%, 8/15/20

 257,873

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 94,693

 $

 598,868

 Oil & Gas Equipment & Services - 0.3%

 250,000

 Helmerich & Payne International Drilling Co., 4.65%, 3/15/25 (144A)

 $

 262,946

 250,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 227,877

 205,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 238,422

 $

 729,245

 Integrated Oil & Gas - 0.3%

 250,000

 ConocoPhillips Co., 2.875%, 11/15/21

 $

 256,707

 175,000

 Ecopetrol SA, 4.25%, 9/18/18

 185,500

 175,000

 Exxon Mobil Corp., 2.397%, 3/6/22

 176,302

 250,000

 Statoil ASA, 2.9%, 11/8/20

 260,780

 $

 879,289

 Oil & Gas Exploration & Production - 0.2%

 200,000

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 $

 230,120

 400,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 336,000

 $

 566,120

 Oil & Gas Refining & Marketing - 0.4%

 300,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 306,890

 360,000

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 398,169

 370,000

 Valero Energy Corp., 9.375%, 3/15/19

 462,389

 $

 1,167,448

 Oil & Gas Storage & Transportation - 1.1%

 250,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 250,536

 125,000

 Buckeye Partners LP, 6.05%, 1/15/18

 136,270

 200,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 228,377

 250,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 188,750

 250,000

 Energy Transfer Partners LP, 4.05%, 3/15/25

 250,072

 250,000

 Enterprise Products Operating LLC, 2.55%, 10/15/19

 254,114

 200,000

 Kinder Morgan, Inc. Delaware, 3.05%, 12/1/19

 201,988

 250,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 254,627

 425,000

 Questar Pipeline Co., 5.83%, 2/1/18

 469,159

 200,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 225,040

 200,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 188,155

 242,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 266,765

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,947

 200,000

 6.35

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 193,000

 $

 3,207,800

 Coal & Consumable Fuels - 0.1%

 250,000

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 286,045

 Other Diversified Financial Services - 0.1%

 250,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 $

 269,115

 Total Energy

 $

 7,703,930

 Materials - 0.9%

 Diversified Chemicals - 0.1%

 250,000

 FMC Corp., 4.1%, 2/1/24

 $

 262,133

 Fertilizers & Agricultural Chemicals - 0.2%

 250,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 241,562

 200,000

 Monsanto Co., 1.15%, 6/30/17

 200,560

 $

 442,122

 Industrial Gases - 0.1%

 250,000

 Praxair Inc., 2.65%, 2/5/25

 $

 246,270

 Specialty Chemicals - 0.1%

 200,000

 Cytec Industries, Inc., 3.5%, 4/1/23

 $

 201,194

 100,000

 The Valspar Corp., 3.3%, 2/1/25

 99,618

 $

 300,812

 Construction Materials - 0.0%†

 125,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 143,846

 Diversified Metals & Mining - 0.1%

 350,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 315,875

 Steel - 0.2%

 200,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 $

 201,624

 250,000

 Reliance Steel & Aluminum Co., 4.5%, 4/15/23

 249,732

 150,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 160,051

 $

 611,407

 Paper Products - 0.1%

 250,000

 International Paper Co., 6.0%, 11/15/41

 $

 287,340

 Total Materials

 $

 2,609,805

 Capital Goods - 0.7%

 Aerospace & Defense - 0.2%

 200,000

 Rockwell Collins, Inc., 3.7%, 12/15/23

 $

 211,792

 250,000

 United Technologies Corp., 1.55%, 5/4/18 (Step)

 251,108

 $

 462,900

 Building Products - 0.1%

 250,000

 Masco Corp., 4.45%, 4/1/25

 $

 258,125

 175,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 189,875

 $

 448,000

 Industrial Conglomerates - 0.1%

 200,000

 3M Co., 1.625%, 6/15/19

 $

 200,255

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 250,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 282,181

 130,000

 Cummins, Inc., 6.75%, 2/15/27

 167,195

 250,000

 Wabtec Corp. Delaware, 4.375%, 8/15/23

 267,201

 $

 716,577

 Industrial Machinery - 0.1%

 200,000

 CNH Industrial Capital LLC, 3.375%, 7/15/19 (144A)

 $

 196,000

 51,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 59,528

 $

 255,528

 Total Capital Goods

 $

 2,083,260

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 200,000

 Waste Management, Inc., 3.125%, 3/1/25

 $

 199,644

 Total Commercial Services & Supplies

 $

 199,644

 Transportation - 0.3%

 Airlines - 0.2%

 142,846

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 151,059

 250,000

 Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)

 253,032

 1,996

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 2,074

 67,827

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 72,575

 $

 478,740

 Railroads - 0.0%†

 150,000

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 174,179

 Highways & Railtracks - 0.1%

 300,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 296,069

 Total Transportation

 $

 948,988

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.1%

 145,000

 Delphi Corp., 4.15%, 3/15/24

 $

 153,550

 250,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 249,099

 $

 402,649

 Automobile Manufacturers - 0.1%

 250,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 $

 257,466

 Total Automobiles & Components

 $

 660,115

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 200,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 203,000

 Total Consumer Durables & Apparel

 $

 203,000

 Consumer Services - 0.3%

 Hotels, Resorts & Cruise Lines - 0.1%

 250,000

 Marriott International, Inc., 3.125%, 10/15/21

 $

 255,922

 120,000

 Marriott International, Inc., 3.375%, 10/15/20

 125,011

 $

 380,933

 Restaurants - 0.1%

 140,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 140,268

 Education Services - 0.1%

 250,000

 Colby College, 4.25%, 7/1/55

 $

 235,308

 Total Consumer Services

 $

 756,509

 Media - 0.6%

 Broadcasting - 0.3%

 512,000

 21st Century Fox America, Inc., 7.3%, 4/30/28

 $

 656,364

 200,000

 CBS Corp., 4.3%, 2/15/21

 216,308

 $

 872,672

 Cable & Satellite - 0.1%

 125,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 $

 138,906

 Movies & Entertainment - 0.1%

 250,000

 The Met, 3.4%, 7/1/45

 $

 233,386

 Publishing - 0.1%

 95,000

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 94,952

 250,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 249,919

 $

 344,871

 Total Media

 $

 1,589,835

 Retailing - 0.2%

 Catalog Retail - 0.1%

 225,000

 QVC, Inc., 4.45%, 2/15/25

 $

 225,588

 Apparel Retail - 0.1%

 250,000

 The TJX Companies, Inc., 2.75%, 6/15/21

 $

 255,885

 Total Retailing

 $

 481,473

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 163,793

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 180,388

 111,407

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 129,498

 $

 309,886

 Total Food & Staples Retailing

 $

 309,886

 Food, Beverage & Tobacco - 0.3%

 Brewers - 0.0%†

 55,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 66,266

 Agricultural Products - 0.2%

 410,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 456,790

 Packaged Foods & Meats - 0.1%

 250,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 255,580

 Tobacco - 0.0%†

 50,000

 Philip Morris International, Inc., 3.25%, 11/10/24

 $

 50,920

 Total Food, Beverage & Tobacco

 $

 829,556

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 200,000

 Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)

 $

 207,682

 200,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 203,493

 $

 411,175

 Total Household & Personal Products

 $

 411,175

 Health Care Equipment & Services - 0.2%

 Health Care Equipment - 0.2%

 250,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 $

 252,213

 150,000

 Boston Scientific Corp., 2.65%, 10/1/18

 152,926

 $

 405,139

 Managed Health Care - 0.0%†

 100,000

 Anthem, Inc., 3.3%, 1/15/23

 $

 101,043

 Total Health Care Equipment & Services

 $

 506,182

 Banks - 1.5%

 Diversified Banks - 1.0%

 300,000

 Bank of America Corp., 4.1%, 7/24/23

 $

 315,578

 250,000

 Citigroup, Inc., 2.55%, 4/8/19

 254,001

 200,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 213,964

 300,000

 Export-Import Bank of Korea, 2.875%, 9/17/18

 310,664

 250,000

 First Tennessee Bank NA, 2.95%, 12/1/19

 252,438

 200,000

 HSBC Holdings Plc, 4.875%, 1/14/22

 224,194

 250,000

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 252,984

 200,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 234,427

 250,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 294,191

 250,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 261,745

 150,000

 Royal Bank of Canada, 1.45%, 9/9/16

 151,325

 200,000

 Wells Fargo & Co., 4.125%, 8/15/23

 212,666

 $

 2,978,177

 Regional Banks - 0.5%

 138,000

 BB&T Corp., 1.6%, 8/15/17

 $

 138,987

 250,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 274,454

 300,000

 KeyBank NA Cleveland Ohio, 2.25%, 3/16/20

 301,057

 300,000

 SunTrust Bank, 1.35%, 2/15/17

 301,265

 250,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 281,000

 $

 1,296,763

 Total Banks

 $

 4,274,940

 Diversified Financials - 2.0%

 Other Diversified Financial Services - 0.9%

 290,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 339,437

 400,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 446,736

 250,000

 General Electric Capital Corp., 5.625%, 9/15/17

 275,870

 420,000

 General Electric Capital Corp., 6.75%, 3/15/32

 577,624

 100,000

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 100,000

 400,000

 5.15

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 387,750

 300,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 327,690

 $

 2,455,107

 Specialized Finance - 0.1%

 175,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 203,254

 200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 216,500

 $

 419,754

 Consumer Finance - 0.5%

 250,000

 American Express Co., 1.55%, 5/22/18

 $

 249,824

 360,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 447,925

 300,000

 Capital One Financial Corp., 3.75%, 4/24/24

 310,190

 250,000

 Capital One NA, 1.65%, 2/5/18

 248,771

 150,000

 Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)

 150,015

 $

 1,406,725

 Asset Management & Custody Banks - 0.3%

 300,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 319,341

 250,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 239,566

 250,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 239,375

 $

 798,282

 Investment Banking & Brokerage - 0.2%

 75,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 76,407

 250,000

 Morgan Stanley, 2.65%, 1/27/20

 252,855

 250,000

 Morgan Stanley, 4.1%, 5/22/23

 256,448

 $

 585,710

 Total Diversified Financials

 $

 5,665,578

 Insurance - 2.7%

 Insurance Brokers - 0.1%

 250,000

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 301,934

 Life & Health Insurance - 0.4%

 220,000

 Principal Financial Group, Inc., 3.3%, 9/15/22

 $

 223,293

 335,000

 Protective Life Corp., 7.375%, 10/15/19

 400,284

 200,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 213,500

 150,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 162,750

 $

 999,827

 Multi-line Insurance - 0.3%

 200,000

 AIG, 3.875%, 1/15/35

 $

 194,724

 250,000

 AXA SA, 8.6%, 12/15/30

 349,870

 200,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 200,601

 200,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 201,200

 $

 946,395

 Property & Casualty Insurance - 0.3%

 200,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 207,773

 200,000

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 202,346

 250,000

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 292,157

 100,000

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 125,740

 $

 828,016

 Reinsurance - 1.6%

 200,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 213,641

 250,000

 7.11

 Atlas IX Capital, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 249,575

 250,000

 5.27

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 251,325

 250,000

 East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A) (d)

 246,600

 274,050

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 275,475

 250,000

 3.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 247,425

 250,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 252,175

 250,000

 3.98

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 250,775

 100,000

 Lorenzo Re, Ltd., 3/31/18

 100,590

 222,333

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 223,134

 225,000

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 248,838

 250,000

 Queen Street X RE, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A) (d)

 250,100

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 250,475

 250,000

 3.02

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 244,875

 250,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 247,600

 250,000

 3.92

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 248,125

 250,000

 Sector Re V, Ltd., 3/1/20 (144A) (c)

 250,000

 250,000

 7.51

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 261,875

 229,417

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 230,013

 $

 4,542,616

 Total Insurance

 $

 7,618,788

 Real Estate - 0.7%

 Diversified REITs - 0.3%

 200,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 210,996

 300,000

 Duke Realty LP, 3.75%, 12/1/24

 306,983

 250,000

 Essex Portfolio LP, 3.5%, 4/1/25

 251,305

 $

 769,284

 Office REITs - 0.2%

 110,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 117,659

 65,000

 BioMed Realty LP, 4.25%, 7/15/22

 67,592

 180,000

 Corporate Office Properties LP, 3.6%, 5/15/23

 173,466

 250,000

 Highwoods Realty LP, 3.625%, 1/15/23

 253,410

 $

 612,127

 Health Care REITs - 0.2%

 382,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 $

 433,447

 Specialized REITs - 0.0%†

 50,000

 CubeSmart LP, 4.8%, 7/15/22

 $

 54,796

 Total Real Estate

 $

 1,869,654

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0%†

 44,000

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 46,654

 Systems Software - 0.1%

 250,000

 Oracle Corp., 2.5%, 5/15/22

 $

 248,468

 Total Software & Services

 $

 295,122

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.0%†

 150,000

 Cisco Systems, Inc., 2.9%, 3/4/21

 $

 156,780

 Electronic Manufacturing Services - 0.1%

 250,000

 Molex Electronic Technologies LLC, 2.878%, 4/15/20 (144A)

 $

 250,397

 Total Technology Hardware & Equipment

 $

 407,177

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 250,000

 Altera Corp., 2.5%, 11/15/18

 $

 254,547

 200,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 199,979

 200,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 200,411

 150,000

 Xilinx, Inc., 3.0%, 3/15/21

 154,454

 $

 809,391

 Total Semiconductors & Semiconductor Equipment

 $

 809,391

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.6%

 250,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 244,409

 225,000

 GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)

 225,265

 350,000

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 397,338

 300,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 329,945

 195,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 192,552

 196,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 245,238

 $

 1,634,747

 Wireless Telecommunication Services - 0.3%

 240,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 262,749

 250,000

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 261,492

 140,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 159,489

 250,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 250,000

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 106,398

 $

 1,040,128

 Total Telecommunication Services

 $

 2,674,875

 Utilities - 1.5%

 Electric Utilities - 1.1%

 225,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 251,026

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 113,746

 250,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 261,875

 270,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 300,808

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 240,700

 85,623

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 88,191

 18,269

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 18,314

 560,000

 Iberdrola International BV, 6.75%, 7/15/36

 718,217

 200,000

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 214,500

 200,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 229,000

 125,000

 Nevada Power Co., 6.5%, 8/1/18

 144,087

 68,396

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 71,132

 275,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 323,070

 250,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 240,139

 $

 3,214,805

 Gas Utilities - 0.2%

 150,000

 DCP Midstream Operating LP, 3.25%, 10/1/15

 $

 150,174

 250,000

 Southern California Gas Co., 5.125%, 11/15/40

 303,568

 $

 453,742

 Multi-Utilities - 0.2%

 415,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 460,474

 Independent Power Producers & Energy Traders - 0.0%†

 80,899

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 96,039

 Total Utilities

 $

 4,225,060

 TOTAL CORPORATE BONDS

 (Cost $44,748,134)

 $

 47,133,943

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.7%

 1,783,936

 Fannie Mae, 3.5%, 7/1/43

 $

 1,871,825

 148,579

 Fannie Mae, 4.0%, 1/1/41

 159,205

 548,764

 Fannie Mae, 4.0%, 2/1/41

 588,355

 740,009

 Fannie Mae, 4.0%, 2/1/41

 793,270

 830,619

 Fannie Mae, 4.0%, 7/1/43

 887,629

 442,363

 Fannie Mae, 4.0%, 7/1/44

 472,729

 399,658

 Fannie Mae, 4.0%, 8/1/43

 427,148

 643,987

 Fannie Mae, 4.0%, 9/1/40

 690,222

 39,912

 Fannie Mae, 4.5%, 11/1/20

 42,030

 9,793

 Fannie Mae, 4.5%, 12/1/43

 10,855

 742,090

 Fannie Mae, 4.5%, 12/1/43

 808,892

 608,251

 Fannie Mae, 4.5%, 4/1/41

 664,337

 862,667

 Fannie Mae, 4.5%, 6/1/40

 941,579

 7,900

 Fannie Mae, 5.0%, 12/1/17

 8,298

 31,350

 Fannie Mae, 5.0%, 5/1/18

 32,932

 66,754

 Fannie Mae, 5.0%, 6/1/37

 74,259

 157,305

 Fannie Mae, 5.5%, 10/1/35

 178,505

 20,079

 Fannie Mae, 5.5%, 12/1/34

 22,975

 80,327

 Fannie Mae, 5.5%, 12/1/35

 91,033

 68,988

 Fannie Mae, 5.5%, 12/1/35

 78,029

 5,859

 Fannie Mae, 5.5%, 2/1/18

 6,144

 84,164

 Fannie Mae, 5.5%, 3/1/23

 92,317

 10,336

 Fannie Mae, 5.5%, 3/1/34

 11,686

 65,294

 Fannie Mae, 5.5%, 5/1/37

 73,862

 243,629

 Fannie Mae, 5.5%, 5/1/38

 275,442

 3,126

 Fannie Mae, 5.5%, 9/1/17

 3,277

 4,965

 Fannie Mae, 6.0%, 1/1/29

 5,728

 41,706

 Fannie Mae, 6.0%, 10/1/37

 47,746

 43,777

 Fannie Mae, 6.0%, 12/1/33

 50,367

 25,690

 Fannie Mae, 6.0%, 12/1/37

 29,411

 7,643

 Fannie Mae, 6.0%, 3/1/33

 8,795

 4,437

 Fannie Mae, 6.0%, 8/1/32

 5,112

 1,590

 Fannie Mae, 6.0%, 9/1/29

 1,835

 15,312

 Fannie Mae, 6.5%, 10/1/32

 17,643

 24,490

 Fannie Mae, 6.5%, 4/1/29

 28,369

 40,704

 Fannie Mae, 6.5%, 5/1/32

 47,442

 5,861

 Fannie Mae, 6.5%, 7/1/29

 6,753

 31,341

 Fannie Mae, 6.5%, 9/1/32

 37,559

 20,340

 Fannie Mae, 7.0%, 1/1/36

 21,870

 1,056

 Fannie Mae, 8.0%, 10/1/30

 1,321

 2,482

 Fannie Mae, 8.0%, 2/1/29

 2,840

 5,120

 Fannie Mae, 8.0%, 3/1/31

 6,194

 376

 Fannie Mae, 8.0%, 4/1/30

 453

 383

 Fannie Mae, 8.0%, 5/1/31

 439

 481

 Fannie Mae, 8.0%, 7/1/30

 570

 273,241

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 294,088

 480,785

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/42

 503,933

 748,119

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 783,439

 656,340

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 687,327

 2,063,847

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/42

 2,163,750

 584,872

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 626,343

 1,368,606

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/44

 1,460,978

 397,951

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 426,055

 1,029,634

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 1,102,582

 476,790

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/44

 508,958

 1,463,067

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 1,562,657

 441,309

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/40

 472,505

 617,514

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 658,471

 428,684

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 457,299

 451,008

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 481,287

 400,742

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 436,490

 389,919

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 425,318

 209,862

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 228,667

 113,212

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 123,680

 44,959

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 50,355

 87,247

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 96,927

 6,070

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 6,367

 40,752

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 46,276

 33,589

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 38,198

 58,159

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 66,152

 35,300

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 40,175

 13,833

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 16,187

 75,193

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 85,597

 110,750

 2.02

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 114,023

 1,132,466

 Government National Mortgage Association I, 4.0%, 9/15/41

 1,225,761

 50,385

 Government National Mortgage Association I, 5.0%, 2/15/18

 53,335

 53,955

 Government National Mortgage Association I, 5.0%, 2/15/18

 57,138

 21,487

 Government National Mortgage Association I, 5.5%, 8/15/33

 24,458

 28,606

 Government National Mortgage Association I, 5.5%, 9/15/33

 32,757

 20,031

 Government National Mortgage Association I, 6.0%, 10/15/33

 23,270

 30,765

 Government National Mortgage Association I, 6.0%, 9/15/34

 35,556

 177,526

 Government National Mortgage Association I, 6.0%, 9/15/38

 203,617

 25,546

 Government National Mortgage Association I, 6.5%, 10/15/28

 29,465

 40,233

 Government National Mortgage Association I, 6.5%, 12/15/32

 47,994

 57,554

 Government National Mortgage Association I, 6.5%, 5/15/31

 66,384

 36,440

 Government National Mortgage Association I, 6.5%, 5/15/33

 42,031

 38,173

 Government National Mortgage Association I, 6.5%, 6/15/32

 45,504

 2,576

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,906

 608

 Government National Mortgage Association I, 7.0%, 8/15/28

 734

 3,366

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,415

 56,509

 Government National Mortgage Association II, 5.5%, 2/20/34

 64,413

 62,529

 Government National Mortgage Association II, 5.5%, 4/20/35

 69,706

 82,289

 Government National Mortgage Association II, 6.5%, 11/20/28

 97,742

 3,404

 Government National Mortgage Association II, 7.5%, 9/20/29

 4,222

 750,000

 U.S. Treasury Bonds, 3.125%, 2/15/43

 805,664

 370,000

 U.S. Treasury Bonds, 5.25%, 11/15/28

 497,476

 675,000

 U.S. Treasury Bonds, 5.375%, 2/15/31

 941,414

 1,130,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 1,130,017

 250,000

 U.S. Treasury Notes, 2.25%, 11/15/24

 254,629

 750,000

 U.S. Treasury Notes, 2.625%, 11/15/20

 791,308

 165,000

 U.S. Treasury Notes, 3.125%, 5/15/19

 177,104

 115,000

 U.S. Treasury Notes, 3.375%, 11/15/19

 125,098

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $29,672,120)

 $

 30,444,484

 FOREIGN GOVERNMENT BONDS - 0.1%

 200,000

 Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)

 $

 216,500

 EURO

 75,000

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)

 106,925

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $297,570)

 $

 323,425

 MUNICIPAL BONDS - 1.5%

 Municipal Airport - 0.3%

 250,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 267,412

 400,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 420,092

 $

 687,504

 Municipal General - 0.4%

 100,000

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 67,733

 200,000

 City of Raleigh North Carolina, 4.0%, 10/1/32

 211,086

 200,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 213,784

 180,000

 Maine Turnpike Authority, 5.0%, 7/1/42

 199,145

 100,000

 Massachusetts Development Finance Agency, 4.844%, 9/1/43

 114,195

 150,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/39

 165,636

 100,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 111,957

 150,000

 Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43

 170,192

 $

 1,253,728

 Higher Municipal Education - 0.5%

 250,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 326,462

 300,000

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 337,333

 250,000

 The George Washington University, 1.827%, 9/15/17

 252,200

 137,000

 The George Washington University, 3.485%, 9/15/22

 142,313

 200,000

 University of California, 4.062%, 5/15/33

 209,712

 100,000

 Virginia College Building Authority, 4.0%, 9/1/26

 109,830

 $

 1,377,850

 Municipal Medical - 0.0%†

 100,000

 Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47

 $

 102,641

 Municipal Power - 0.1%

 250,000

 Energy Northwest, 5.0%, 7/1/35

 $

 281,000

 Municipal Water - 0.1%

 150,000

 County of King Washington Sewer Revenue, 4.25%, 1/1/36

 $

 160,490

 Municipal Obligation - 0.1%

 250,000

 City of Irving Texas, 4.0%, 9/15/27

 $

 272,595

 TOTAL MUNICIPAL BONDS

 (Cost $3,896,149)

 $

 4,135,808

 SENIOR FLOATING RATE LOAN INTERESTS - 1.0%**

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 99,750

 4.00

 B/E Aerospace, Inc., Term Loan, 11/19/21

 $

 100,984

 291,750

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 292,024

 $

 393,008

 Industrial Machinery - 0.1%

 249,375

 4.00

 Mueller Water Products, Inc., Initial Loan,  11/25/21

 $

 251,680

 Total Capital Goods

 $

 644,688

 Transportation - 0.0%†

 Trucking - 0.0%†

 76,128

 3.75

 Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21

 $

 76,580

 Total Transportation

 $

 76,580

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 481,250

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 482,752

 Total Automobiles & Components

 $

 482,752

 Consumer Durables & Apparel - 0.0%†

 Apparel, Accessories & Luxury Goods - 0.0%†

 71,783

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 72,299

 Total Consumer Durables & Apparel

 $

 72,299

 Media - 0.1%

 Broadcasting - 0.0%†

 73,872

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 $

 73,675

 Movies & Entertainment - 0.1%

 141,453

 3.25

 Kasima LLC, Term Loan, 5/17/21

 $

 141,453

 Total Media

 $

 215,128

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 150,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 150,629

 Total Diversified Financials

 $

 150,629

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 171,941

 2.83

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 171,833

 257,911

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 258,072

 $

 429,905

 Total Technology Hardware & Equipment

 $

 429,905

 Semiconductors & Semiconductor Equipment - 0.0%†

 Semiconductors - 0.0%†

 112,257

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 112,933

 Total Semiconductors & Semiconductor Equipment

 $

 112,933

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 150,000

 4.75

 GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21

 $

 151,500

 Total Telecommunication Services

 $

 151,500

 Utilities - 0.2%

 Electric Utilities - 0.2%

 346,782

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 348,949

 222,182

 3.25

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 221,800

 $

 570,749

 Total Utilities

 $

 570,749

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $2,885,456)

 $

 2,907,163

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $243,796,756) (a)

 $

 282,683,571

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 1,628,760

 TOTAL NET ASSETS - 100.0%

 $

 284,312,331

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 (A.D.R.)

 American Depositary Receipts.

 (Cat Bond)

 Catastrophe bond is a high yield debt instrument that is usually insurance linked and used to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2015, the value of these securities amounted to $24,340,519 or 8.6% of total net assets.

 (a)

 At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $244,093,725 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 39,926,703

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,336,857)

 Net unrealized appreciation

 $

 38,589,846

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (d)

 Rate to be determined.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

   Banks

     Regional Banks

$
-

103,344

-

$
103,344

   All Other Preferred Stocks

728,547

-

-

728,547

 Convertible Preferred Stock

853,125

-

-

853,125

 Common Stocks

179,822,467

-

-

179,822,467

 Asset Backed Securities

-

5,010,809

-

5,010,809

 Collateralized Mortgage Obligations

-

11,220,456

-

11,220,456

 Corporate Bonds

   Insurance

     Reinsurance

-

-

1,079,212

1,079,212

   All Other Corporate Bonds

-

46,054,731

-

46,054,731

 U.S. Government and Agency Obligations

-

30,444,484

-

30,444,484

 Foreign Government Bonds

-

323,425

-

323,425

 Municipal Bonds

-

4,135,808

-

4,135,808

 Senior Floating Rate Loan Interests

-

2,907,163

-

2,907,163

 Total

$
181,404,139

100,200,220

1,079,212

$
282,683,571

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

$
(6,000
)

-

-

$
(6,000
)

 Total Other Financial Instruments

$
(6,000
)

-

-

$
(6,000
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 7/31/14

$
-

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

3,412

 Purchases

1,075,800

 Sales

-

 Transfers in to Level 3*

-

 Transfers out of Level 3*

-

 Balance as of 4/30/15

$
1,079,212

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values. During the period ended April 30, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/15

$
3,412

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 4/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 1,300,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 997,750

 1,455,000

 Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)

 669,300

 3,330,000

 Energy XXI, Ltd., 3.0%, 12/15/18

 1,236,262

 $

 2,903,312

 Total Energy

 $

 2,903,312

 Materials - 0.0%†

 Diversified Metals & Mining - 0.0%†

 26,187

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 18,593

 Total Materials

 $

 18,593

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,410,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,074,244

 Total Capital Goods

 $

 1,074,244

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0%†

 Biotechnology - 0.0%†

 250,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 245,312

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 245,312

 Real Estate - 0.1%

 Mortgage REITs - 0.1%

 595,000

 Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19

 $

 598,347

 Total Real Estate

 $

 598,347

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $7,647,971)

 $

 4,839,808

 PREFERRED STOCKS - 0.4%

 Transportation - 0.0%†

 Air Freight & Logistics - 0.0%†

 49

 CEVA Group Plc, 12/31/14 * (d)

 $

 36,412

 Total Transportation

 $

 36,412

 Banks - 0.2%

 Diversified Banks - 0.1%

 37,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 1,026,380

 Regional Banks - 0.1%

 1,000

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 103,344

 5,910

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 166,248

 $

 269,592

 Total Banks

 $

 1,295,972

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.1%

 30,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 850,500

 Total Diversified Financials

 $

 850,500

 Insurance - 0.1%

 Reinsurance - 0.1%

 1,050,000

 Pangaea Re., 7/1/18 (d) (f)

 $

 1,153,845

 Total Insurance

 $

 1,153,845

 Utilities - 0.0%†

 Electric Utilities - 0.0%†

 10,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 251,300

 Total Utilities

 $

 251,300

 TOTAL PREFERRED STOCKS

 (Cost $3,273,796)

 $

 3,588,029

 CONVERTIBLE PREFERRED STOCKS - 0.1%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 500

 Halcon Resources Corp.,  (Perpetual) (d)

 $

 126,062

 6,300

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 400,365

 $

 526,427

 Total Energy

 $

 526,427

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $985,000)

 $

 526,427

 Shares

 COMMON STOCKS - 51.3%

 Energy - 1.6%

 Oil & Gas Exploration & Production - 0.1%

 724,851

 Halcon Resources Corp. *

 $

 1,080,028

 26,968

 Societatea Nationala de Gaze Naturale ROMGAZ SA

 249,956

 $

 1,329,984

 Oil & Gas Refining & Marketing - 0.1%

 285,354

 Chevron Lubricants Lanka Plc

 $

 872,721

 Oil & Gas Storage & Transportation - 1.1%

 609,857

 Avance Gas Holding, Ltd.

 $

 9,626,629

 Coal & Consumable Fuels - 0.3%

 2,650,351

 Indo Tambangraya Megah Tbk PT

 $

 2,571,338

 Total Energy

 $

 14,400,672

 Materials - 1.0%

 Fertilizers & Agricultural Chemicals - 0.6%

 15,935

 Syngenta AG

 $

 5,360,490

 Construction Materials - 0.2%

 1,120,600

 Indocement Tunggal Prakarsa Tbk PT

 $

 1,809,949

 Diversified Metals & Mining - 0.0%†

 225,367

 Mirabela Nickel, Ltd. *

 $

 23,991

 Steel - 0.2%

 934,640

 Fortescue Metals Group, Ltd.

 $

 1,596,561

 Total Materials

 $

 8,790,991

 Capital Goods - 2.6%

 Aerospace & Defense - 0.4%

 18,643

 Precision Castparts Corp.

 $

 3,853,322

 Electrical Components & Equipment - 1.5%

 125,136

 Eaton Corp. Plc

 $

 8,600,597

 237,088

 Prysmian S.p.A.

 4,843,575

 $

 13,444,172

 Industrial Machinery - 0.7%

 89,226

 Ingersoll-Rand Plc

 $

 5,874,640

 248,000

 Jingwei Textile Machinery

 384,914

 3,071

 Liberty Tire Reclycling LLC

 31

 $

 6,259,585

 Total Capital Goods

 $

 23,557,079

 Transportation - 1.5%

 Air Freight & Logistics - 0.0%†

 22

 CEVA Group Plc *

 $

 16,822

 Airlines - 1.5%

 136,105

 American Airlines Group, Inc.

 $

 6,571,830

 246,121

 easyJet Plc

 6,846,522

 $

 13,418,352

 Total Transportation

 $

 13,435,174

 Automobiles & Components - 1.2%

 Tires & Rubber - 0.8%

 181,500

 Bridgestone Corp.

 $

 7,586,416

 Automobile Manufacturers - 0.4%

 17,512

 Daimler AG

 $

 1,695,304

 25,200

 Toyota Motor Corp.

 1,751,134

 $

 3,446,438

 Total Automobiles & Components

 $

 11,032,854

 Consumer Durables & Apparel - 1.1%

 Homebuilding - 0.8%

 519,000

 Sekisui Chemical Co., Ltd.

 $

 6,942,897

 Textiles - 0.3%

 2,321,000

 Pacific Textiles Holdings, Ltd.

 $

 3,220,466

 Total Consumer Durables & Apparel

 $

 10,163,363

 Food & Staples Retailing - 0.6%

 Drug Retail - 0.3%

 30,570

 CVS Health Corp.

 $

 3,035,295

 Food Retail - 0.3%

 821,401

 WM Morrison Supermarkets Plc

 $

 2,350,757

 Total Food & Staples Retailing

 $

 5,386,052

 Food, Beverage & Tobacco - 2.4%

 Packaged Foods & Meats - 0.8%

 80,404

 Kraft Foods Group, Inc. *

 $

 6,814,239

 Tobacco - 1.6%

 36,103

 Altria Group, Inc.

 $

 1,806,955

 360,600

 Japan Tobacco, Inc.

 12,621,517

 $

 14,428,472

 Total Food, Beverage & Tobacco

 $

 21,242,711

 Health Care Equipment & Services - 0.8%

 Health Care Distributors - 0.8%

 80,203

 Cardinal Health, Inc.

 $

 6,764,321

 Total Health Care Equipment & Services

 $

 6,764,321

 Pharmaceuticals, Biotechnology & Life Sciences - 9.8%

 Pharmaceuticals - 9.8%

 83,726

 AbbVie, Inc.

 $

 5,413,723

 218,868

 Johnson & Johnson

 21,711,706

 235,060

 Merck & Co., Inc.

 14,000,174

 776,060

 Pfizer, Inc.

 26,331,722

 41,789

 Roche Holding AG

 12,045,277

 103,164

 Shire Plc

 8,391,053

 $

 87,893,655

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 87,893,655

 Banks - 7.4%

 Diversified Banks - 6.4%

 4,011,360

 Abu Dhabi Commercial Bank PJSC

 $

 8,095,729

 124,968

 Doha Bank QSC

 1,875,620

 1,996,603

 First Gulf Bank PJSC

 8,248,680

 98,170

 HSBC Holdings Plc

 973,529

 13,744,000

 Industrial & Commercial Bank of China, Ltd.

 11,940,088

 2,634,600

 Mitsubishi UFJ Financial Group, Inc.

 18,595,626

 313,691

 Nordea Bank AB

 3,970,542

 161,853

 Swedbank AB

 3,764,621

 $

 57,464,435

 Regional Banks - 1.0%

 90,642

 The PNC Financial Services Group, Inc.

 $

 8,314,591

 Total Banks

 $

 65,779,026

 Diversified Financials - 8.8%

 Other Diversified Financial Services - 0.7%

 57,786

 Novartis AG

 $

 5,974,560

 Asset Management & Custody Banks - 4.6%

 242,155

 Aberdeen Asset Management Plc

 $

 1,760,348

 2,256,587

 Apollo Investment Corp.

 18,052,696

 288,578

 Ares Capital Corp.

 4,911,598

 9,883

 T. Rowe Price Group, Inc.

 802,302

 727,109

 TCP Capital Corp.

 11,582,846

 290,000

 TriplePoint Venture Growth BDC Corp.

 4,086,100

 $

 41,195,890

 Investment Banking & Brokerage - 1.5%

 358,342

 Morgan Stanley Co.

 $

 13,369,740

 Diversified Capital Markets - 2.0%

 331,672

 Credit Suisse Group AG

 $

 8,793,810

 461,105

 UBS Group AG

 9,296,637

 $

 18,090,447

 Total Diversified Financials

 $

 78,630,637

 Insurance - 0.7%

 Multi-line Insurance - 0.7%

 18,758

 Zurich Insurance Group AG

 $

 5,813,861

 Total Insurance

 $

 5,813,861

 Real Estate - 3.4%

 Diversified REITs - 0.2%

 345

 Premier Investment Corp.

 $

 1,920,798

 Industrial REITs - 2.1%

 11,130,600

 Mapletree Industrial Trust

 $

 13,510,028

 4,743,000

 Mapletree Logistics Trust

 4,402,422

 498,730

 PLA Administradora Industrial S de RL de CV

 981,893

 $

 18,894,343

 Office REITs - 0.2%

 118,954

 Alstria Office REIT-AG

 $

 1,688,420

 Specialized REITs - 0.9%

 138,202

 EPR Properties

 $

 7,970,109

 Total Real Estate

 $

 30,473,670

 Software & Services - 1.0%

 Internet Software & Services - 0.5%

 73,699

 eBay, Inc. *

 $

 4,293,704

 Systems Software - 0.5%

 102,512

 Microsoft Corp.

 $

 4,986,184

 Total Software & Services

 $

 9,279,888

 Technology Hardware & Equipment - 3.8%

 Communications Equipment - 0.4%

 57,975

 Qualcomm, Inc.

 $

 3,942,300

 Computer Storage & Peripherals - 1.2%

 85,746

 Apple, Inc.

 $

 10,731,112

 Technology Hardware, Storage & Peripherals - 1.6%

 163,000

 Asustek Computer, Inc.

 $

 1,727,433

 50,223

 Neopost SA

 2,421,152

 266,851

 NetApp, Inc.

 9,673,349

 $

 13,821,934

 Electronic Equipment Manufacturers - 0.4%

 2,012,000

 PAX Global Technology, Ltd. *

 $

 2,929,424

 202,000

 Wasion Group Holdings, Ltd.

 318,865

 $

 3,248,289

 Electronic Manufacturing Services - 0.2%

 315,000

 Global Display Co., Ltd.

 $

 1,822,828

 Total Technology Hardware & Equipment

 $

 33,566,463

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 1,273,000

 Advanced Semiconductor Engineering, Inc.

 $

 1,803,891

 481,000

 Transcend Information, Inc.

 1,848,648

 $

 3,652,539

 Total Semiconductors & Semiconductor Equipment

 $

 3,652,539

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 50,300

 Nippon Telegraph & Telephone Corp.

 $

 3,391,283

 432,294

 TDC A/S

 3,294,872

 $

 6,686,155

 Total Telecommunication Services

 $

 6,686,155

 Utilities - 2.5%

 Electric Utilities - 1.9%

 302,654

 American Electric Power Co., Inc.

 $

 17,211,933

 Multi-Utilities - 0.3%

 113,831

 GDF Suez

 $

 2,321,777

 Renewable Electricity - 0.3%

 553,802

 AES Tiete SA

 $

 2,669,635

 Total Utilities

 $

 22,203,345

 TOTAL COMMON STOCKS

 (Cost $444,015,470)

 $

 458,752,456

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 3,814

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 $

 3,831

 800,000

 Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)

 801,712

 500,000

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 498,180

 12,625

 Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/37 (Step)

 12,604

 334,707

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 335,084

 1,953,960

 3.72

 Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)

 1,953,274

 56,353

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 57,825

 107,467

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 107,555

 205,000

 Countrywide Asset-Backed Certificates, 5.10991%, 1/25/36 (Step)

 205,966

 54,308

 4.99

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 55,733

 70,621

 7.78

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 70,029

 681,096

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 678,201

 750,000

 Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)

 749,900

 200,000

 Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)

 201,560

 250,000

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19

 251,214

 1,000,000

 Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)

 1,002,494

 600,000

 4.68

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 600,009

 87,368

 RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)

 86,601

 1,200,000

 3.43

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 1,202,434

 178,456

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 196,301

 148,373

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 155,421

 650,528

 Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)

 651,285

 1,381,216

 Westgate Resorts LLC, 9.5%, 2/20/25 (144A)

 1,404,052

 TOTAL ASSET BACKED SECURITIES

 (Cost $11,256,019)

 $

 11,281,265

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%

 100,000

 A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)

 $

 100,068

 100,000

 A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)

 100,034

 34,880

 6.33

 Banc of America Merrill Lynch Commercial Mortgage, Inc. REMICS, Floating Rate Note, 9/10/47 (144A)

 35,113

 200,000

 5.39

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)

 209,005

 100,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 100,014

 1,500,000

 5.14

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,501,752

 767,493

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 781,411

 15,138

 5.75

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 15,492

 50,000

 5.96

 Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49

 51,699

 150,000

 4.50

 COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28

 150,052

 18,857

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 19,113

 100,000

 5.14

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 103,179

 855,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 858,165

 100,000

 5.46

 DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)

 112,261

 200,000

 5.18

 Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)

 200,500

 50,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 51,822

 143,644

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (c)

 7,670

 100,000

 4.49

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 108,095

 250,000

 5.32

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 251,028

 177,145

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 164,704

 69,661

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 67,074

 70,389

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 57,279

 38,814

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 29,240

 210,000

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 200,619

 28,315

 6.47

 Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38 (c)

 1,795

 675,000

 4.08

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 672,887

 225,000

 6.21

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 229,673

 1,960,000

 6.41

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)

 1,963,322

 1,250,000

 3.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)

 1,250,181

 23,554

 3.16

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 22,778

 66,004

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 67,190

 93,976

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 74,107

 2,300,000

 5.45

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 2,310,798

 3,000,000

 ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49

 3,044,496

 100,000

 5.91

 Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49

 107,008

 100,000

 5.30

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)

 102,969

 250,000

 5.58

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 257,876

 25,000

 TimberStar Trust I, 7.5296%, 10/15/36 (144A)

 25,722

 84,000

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 85,485

 25,000

 6.14

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 26,315

 100,000

 5.34

 WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)

 111,041

 100,000

 4.50

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)

 98,723

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $15,565,084)

 $

 15,727,755

 CORPORATE BONDS - 37.2%

 Energy - 7.0%

 Oil & Gas Drilling - 0.2%

 895,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 $

 601,888

 170,000

 Parker Drilling Co., 7.5%, 8/1/20

 151,725

 775,000

 Pioneer Energy Services Corp., 6.125%, 3/15/22

 592,875

 $

 1,346,488

 Oil & Gas Equipment & Services - 0.4%

 700,000

 Exterran Partners LP, 6.0%, 4/1/21

 $

 686,000

 500,000

 Forum Energy Technologies, Inc., 6.25%, 10/1/21

 472,500

 370,000

 Hiland Partners LP, 5.5%, 5/15/22 (144A)

 383,412

 600,000

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 651,000

 295,000

 Key Energy Services, Inc., 6.75%, 3/1/21

 196,175

 860,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 752,232

 $

 3,141,319

 Integrated Oil & Gas - 0.2%

 2,650,000

 American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)

 $

 1,954,375

 144,000

 Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24 (144A)

 57,240

 $

 2,011,615

 Oil & Gas Exploration & Production - 4.0%

 1,580,000

 Approach Resources, Inc., 7.0%, 6/15/21

 $

 1,425,950

 700,000

 Berry Petroleum Co., LLC, 6.375%, 9/15/22

 575,750

 935,000

 Bonanza Creek Energy, Inc., 5.75%, 2/1/23

 909,288

 1,185,000

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 1,205,738

 430,000

 BreitBurn Energy Partners LP, 7.875%, 4/15/22

 352,600

 2,695,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 2,735,425

 2,325,000

 Chaparral Energy, Inc., 7.625%, 11/15/22

 1,860,000

 1,110,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 534,021

 1,250,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 1,125,000

 1,125,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 1,065,938

 50,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 39,125

 1,270,000

 Gulfport Energy Corp., 6.625%, 5/1/23 (144A)

 1,292,225

 2,205,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 2,326,275

 1,230,000

 Halcon Resources Corp., 9.75%, 7/15/20

 1,008,600

 1,025,000

 Legacy Reserves LP, 6.625%, 12/1/21

 861,000

 2,100,000

 Linn Energy LLC, 6.25%, 11/1/19

 1,774,500

 1,200,000

 Linn Energy LLC, 6.5%, 9/15/21

 978,000

 2,965,000

 Memorial Production Partners LP, 6.875%, 8/1/22 (144A)

 2,779,688

 740,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 723,350

 630,000

 Memorial Resource Development Corp., 5.875%, 7/1/22 (144A)

 611,100

 250,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 254,375

 1,570,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,640,650

 200,000

 PDC Energy, Inc., 7.75%, 10/15/22

 213,000

 200,000

 Penn Virginia Corp., 7.25%, 4/15/19

 187,000

 650,000

 Penn Virginia Corp., 8.5%, 5/1/20

 633,750

 785,000

 Rice Energy Inc., 6.25%, 5/1/22

 788,925

 1,370,000

 Rosetta Resources, Inc., 5.875%, 6/1/22

 1,366,575

 680,000

 Rosetta Resources, Inc., 5.875%, 6/1/24

 674,900

 1,115,000

 RSP Permian, Inc., 6.625%, 10/1/22 (144A)

 1,157,370

 2,830,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 2,773,400

 50,000

 SandRidge Energy, Inc., 7.5%, 2/15/23

 33,000

 380,000

 SandRidge Energy, Inc., 7.5%, 3/15/21

 261,250

 1,300,000

 SM Energy Co., 5.0%, 1/15/24

 1,277,250

 1,195,000

 Swift Energy Co., 7.875%, 3/1/22

 555,675

 355,000

 Swift Energy Co., 8.875%, 1/15/20

 166,850

 $

 36,167,543

 Oil & Gas Refining & Marketing - 0.7%

 3,550,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 3,532,250

 170,000

 Calumet Specialty Products Partners LP, 7.625%, 1/15/22

 172,550

 1,275,000

 Calumet Specialty Products Partners LP, 7.75%, 4/15/23 (144A)

 1,303,688

 1,000,000

 Murphy Oil USA, Inc., 6.0%, 8/15/23

 1,071,000

 100,000

 Valero Energy Corp., 6.625%, 6/15/37

 122,497

 $

 6,201,985

 Oil & Gas Storage & Transportation - 1.5%

 340,000

 Crestwood Midstream Partners LP, 6.0%, 12/15/20

 $

 348,500

 385,000

 Crestwood Midstream Partners LP, 6.125%, 3/1/22

 397,512

 300,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 226,500

 980,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 1,029,000

 625,000

 Ferrellgas LP, 6.5%, 5/1/21

 634,375

 2,305,000

 Ferrellgas LP, 6.75%, 1/15/22

 2,368,388

 1,655,000

 Global Partners LP, 6.25%, 7/15/22

 1,630,175

 100,000

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 93,429

 350,000

 Penn Virginia Resource Partners LP, 6.5%, 5/15/21

 373,625

 290,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 296,621

 690,000

 Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)

 693,830

 1,365,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,378,650

 325,000

 Summit Midstream Holdings LLC, 7.5%, 7/1/21

 338,000

 3,225,000

 Sunoco LP, 6.375%, 4/1/23 (144A)

 3,354,000

 $

 13,162,605

 Coal & Consumable Fuels - 0.0% †

 950,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 199,500

 Total Energy

 $

 62,231,055

 Materials - 4.0%

 Commodity Chemicals - 1.4%

 2,145,000

 Axiall Corp., 4.875%, 5/15/23

 $

 2,166,450

 2,535,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 2,566,688

 680,000

 Hexion, Inc., 6.625%, 4/15/20

 635,800

 2,430,000

 Hexion, Inc., 9.0%, 11/15/20

 1,737,450

 950,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 883,500

 2,375,000

 Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)

 2,196,875

 2,500,000

 Tronox Finance LLC, 6.375%, 8/15/20

 2,450,000

 $

 12,636,763

 Diversified Chemicals - 0.3%

 2,350,000

 WR Grace & Co-Conn, 5.625%, 10/1/24 (144A)

 $

 2,526,250

 Specialty Chemicals - 0.2%

 1,875,000

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 $

 1,865,625

 Metal & Glass Containers - 0.3%

 1,252,612

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 1,337,163

 1,000,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 1,037,500

 $

 2,374,663

 Paper Packaging - 0.4%

 200,000

 Coveris Holding Corp., 10.0%, 6/1/18 (144A)

 $

 211,000

 800,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 812,000

 2,350,000

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 2,444,000

 $

 3,467,000

 Diversified Metals & Mining - 0.2%

 465,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 385,950

 1,150,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 1,185,219

 50,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 48,062

 $

 1,619,231

 Gold - 0.0%†

 200,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 171,000

 Steel - 0.8%

 1,950,000

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $

 1,911,000

 500,000

 Commercial Metals Co., 4.875%, 5/15/23

 476,250

 1,350,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 1,126,912

 1,455,000

 Steel Dynamics, Inc., 5.125%, 10/1/21 (144A)

 1,487,738

 1,095,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 1,125,112

 665,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 683,288

 $

 6,810,300

 Forest Products - 0.2%

 1,460,000

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 1,467,300

 Paper Products - 0.3%

 435,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $

 284,925

 515,000

 Rayonier AM Products, Inc., 5.5%, 6/1/24 (144A)

 453,200

 2,155,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 2,076,881

 200,000

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 206,000

 $

 3,021,006

 Total Materials

 $

 35,959,138

 Capital Goods - 2.6%

 Aerospace & Defense - 0.6%

 105,000

 CPI International, Inc., 8.75%, 2/15/18

 $

 107,953

 1,280,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 1,289,600

 1,885,000

 DynCorp International, Inc., 10.375%, 7/1/17

 1,611,675

 1,615,000

 LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)

 1,635,188

 550,000

 Triumph Group, Inc., 5.25%, 6/1/22

 544,500

 $

 5,188,916

 Building Products - 0.2%

 1,755,000

 Griffon Corp., 5.25%, 3/1/22

 $

 1,772,550

 Construction & Engineering - 0.4%

 655,000

 AECOM, 5.75%, 10/15/22 (144A)

 $

 677,925

 655,000

 AECOM, 5.875%, 10/15/24 (144A)

 678,508

 1,685,000

 MasTec, Inc., 4.875%, 3/15/23

 1,592,325

 650,000

 OAS Finance, Ltd., 8.0%, 7/2/21 (144A) (e)

 136,500

 625,000

 OAS Investments GmbH, 8.25%, 10/19/19 (144A) (e)

 109,375

 $

 3,194,633

 Electrical Components & Equipment - 0.4%

 1,210,000

 EnerSys, 5.0%, 4/30/23 (144A)

 $

 1,223,612

 2,090,000

 General Cable Corp., 5.75%, 10/1/22

 1,912,350

 $

 3,135,962

 Industrial Conglomerates - 0.3%

 225,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 244,125

 2,505,000

 Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)

 2,642,775

 $

 2,886,900

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 350,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 362,688

 645,000

 Meritor, Inc., 6.25%, 2/15/24

 659,512

 500,000

 Titan International, Inc., 6.875%, 10/1/20

 453,750

 $

 1,475,950

 Industrial Machinery - 0.5%

 2,250,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 2,131,875

 1,270,000

 EnPro Industries, Inc., 5.875%, 9/15/22 (144A)

 1,327,150

 79,000

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (144A) (PIK)

 71,890

 80,000

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 85,000

 1,130,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

 1,172,375

 $

 4,788,290

 Trading Companies & Distributors - 0.1%

 100,000

 TRAC Intermodal LLC, 11.0%, 8/15/19

 $

 109,500

 640,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 657,600

 $

 767,100

 Total Capital Goods

 $

 23,210,301

 Commercial Services & Supplies - 1.1%

 Commercial Printing - 0.1%

 1,090,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 1,013,700

 Environmental & Facilities Services - 0.1%

 500,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 506,250

 Diversified Support Services - 0.9%

 2,580,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 2,463,900

 3,050,000

 The GEO Group, Inc., 5.875%, 10/15/24

 3,240,625

 2,005,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,005,000

 635,000

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

 676,275

 $

 8,385,800

 Total Commercial Services & Supplies

 $

 9,905,750

 Transportation - 1.0%

 Air Freight & Logistics - 0.2%

 1,375,000

 XPO Logistics, Inc., 7.875%, 9/1/19 (144A)

 $

 1,460,938

 Airlines - 0.5%

 1,960,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $

 1,502,467

 2,960,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 2,797,200

 $

 4,299,667

 Railroads - 0.2%

 1,015,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 1,009,925

 1,330,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,280,125

 $

 2,290,050

 Trucking - 0.1%

 760,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 655,500

 Airport Services - 0.0%†

 141,680

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 150,181

 Total Transportation

 $

 8,856,336

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 2,675,000

 Stackpole International Intermediate, 7.75%, 10/15/21 (144A)

 $

 2,661,625

 Total Automobiles & Components

 $

 2,661,625

 Consumer Durables & Apparel - 1.4%

 Homebuilding - 1.0%

 300,000

 DR Horton, Inc., 5.75%, 8/15/23

 $

 325,500

 4,305,000

 KB Home, 7.625%, 5/15/23

 4,482,581

 50,000

 KB Home, Inc., 8.0%, 3/15/20

 55,250

 950,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 989,188

 580,000

 Standard Pacific Corp., 5.875%, 11/15/24

 601,750

 505,000

 Standard Pacific Corp., 6.25%, 12/15/21

 537,825

 1,840,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23

 1,876,800

 205,000

 The Ryland Group, Inc., 5.375%, 10/1/22

 208,588

 $

 9,077,482

 Textiles - 0.4%

 500,000

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $

 475,000

 2,840,000

 Springs Industries, Inc., 6.25%, 6/1/21

 2,808,050

 $

 3,283,050

 Total Consumer Durables & Apparel

 $

 12,360,532

 Consumer Services - 1.8%

 Casinos & Gaming - 1.0%

 2,835,000

 MGM Resorts International, 6.0%, 3/15/23

 $

 2,935,997

 3,100,000

 Scientific Games International, Inc., 10.0%, 12/1/22 (144A)

 2,875,250

 3,125,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 2,273,438

 1,120,000

 Wynn Macau Ltd., 5.25%, 10/15/21 (144A)

 1,050,000

 $

 9,134,685

 Hotels, Resorts & Cruise Lines - 0.2%

 1,785,000

 Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)

 $

 1,820,700

 Education Services - 0.0%†

 100,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 100,000

 Specialized Consumer Services - 0.6%

 1,085,000

 Ashtead Capital, Inc., 5.625%, 10/1/24 (144A)

 $

 1,140,606

 2,635,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 2,628,412

 855,000

 StoneMor Partners LP, 7.875%, 6/1/21

 899,888

 $

 4,668,906

 Total Consumer Services

 $

 15,724,291

 Media - 1.5%

 Broadcasting - 0.3%

 1,745,000

 Mediacom Broadband LLC, 5.5%, 4/15/21

 $

 1,771,175

 1,060,000

 Univision Communications, Inc., 5.125%, 2/15/25 (144A)

 1,067,950

 $

 2,839,125

 Cable & Satellite - 0.4%

 165,000

 CCO Holdings LLC, 5.75%, 1/15/24

 $

 167,062

 1,440,000

 CCO Holdings LLC, 5.75%, 9/1/23

 1,454,400

 1,720,000

 DISH DBS Corp., 5.875%, 11/15/24

 1,694,200

 $

 3,315,662

 Movies & Entertainment - 0.6%

 2,650,000

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

 $

 2,491,000

 1,900,000

 WMG Acquisition Corp., 5.625%, 4/15/22 (144A)

 1,926,125

 1,625,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 1,543,750

 $

 5,960,875

 Publishing - 0.2%

 1,505,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 1,629,162

 Total Media

 $

 13,744,824

 Retailing - 2.1%

 Distributors - 0.2%

 1,800,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,773,000

 Department Stores - 0.2%

 1,645,000

 Family Tree Escrow LLC, 5.75%, 3/1/23 (144A)

 1,727,250

 $

 1,727,250

 Apparel Retail - 0.0%†

 300,000

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 311,250

 Computer & Electronics Retail - 0.3%

 1,985,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 1,756,725

 1,135,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 1,120,699

 $

 2,877,424

 Specialty Stores - 0.8%

 1,550,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 1,627,500

 4,150,000

 Outerwall, Inc., 5.875%, 6/15/21 (144A)

 3,693,500

 700,000

 PC Nextco Holdings LLC, 8.75%, 8/15/19

 714,000

 460,000

 Petco Holdings, Inc., 8.5%, 10/15/17 (8.50% Cash, 9.25% PIK) (144A) (PIK)

 473,800

 250,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 269,688

 $

 6,778,488

 Automotive Retail - 0.6%

 1,130,000

 CST Brands, Inc., 5.0%, 5/1/23

 $

 1,163,900

 4,130,000

 DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)

 4,016,425

 $

 5,180,325

 Total Retailing

 $

 18,647,737

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 685,000

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 726,100

 Food Retail - 0.0%†

 455,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 $

 462,962

 Total Food & Staples Retailing

 $

 1,189,062

 Food, Beverage & Tobacco - 1.8%

 Soft Drinks - 0.3%

 2,685,000

 Cott Beverages, Inc., 5.375%, 7/1/22 (144A)

 $

 2,581,090

 Agricultural Products - 0.0%†

 270,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 255,150

 550,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 244,750

 $

 499,900

 Packaged Foods & Meats - 1.2%

 214,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 $

 233,795

 1,710,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 1,748,475

 125,000

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 131,406

 325,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 352,300

 1,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 1,877,400

 1,350,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 1,383,750

 1,775,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 1,730,625

 3,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 3,413,812

 $

 10,871,563

 Tobacco - 0.3%

 2,895,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 2,518,650

 Total Food, Beverage & Tobacco

 $

 16,471,203

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 965,256

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 955,603

 1,150,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 1,150,000

 $

 2,105,603

 Total Household & Personal Products

 $

 2,105,603

 Health Care Equipment & Services - 1.7%

 Health Care Supplies - 0.1%

 1,125,000

 Halyard Health, Inc., 6.25%, 10/15/22 (144A)

 $

 1,186,875

 Health Care Services - 0.3%

 1,555,000

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $

 1,395,612

 1,210,000

 ExamWorks Group, Inc., 5.625%, 4/15/23

 1,249,325

 100,000

 ExamWorks Group, Inc., 9.0%, 7/15/19

 106,000

 80,000

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 84,200

 $

 2,835,137

 Health Care Facilities - 1.3%

 1,425,000

 Amsurg Corp., 5.625%, 7/15/22

 $

 1,446,660

 2,540,000

 CHS, 6.875%, 2/1/22

 2,695,575

 1,065,000

 CHS, Inc., 8.0%, 11/15/19

 1,128,900

 430,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20 (144A)

 463,884

 3,175,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 3,270,250

 2,085,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,829,588

 $

 10,834,857

 Health Care Technology - 0.0%†

 100,000

 MedAssets, Inc., 8.0%, 11/15/18

 $

 104,250

 Total Health Care Equipment & Services

 $

 14,961,119

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.0%†

 250,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 245,625

 Pharmaceuticals - 0.7%

 1,255,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 1,234,606

 1,260,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 1,275,750

 3,000,000

 Mallinckrodt International Finance SA, 5.5%, 4/15/25 (144A)

 3,060,000

 523,000

 Salix Pharmaceuticals, Ltd., 6.25%, 1/15/21 (144A)

 593,605

 $

 6,163,961

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,409,586

 Banks - 1.3%

 Diversified Banks - 1.2%

 1,675,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 1,779,688

 1,950,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 1,997,531

 250,000

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 247,936

 1,995,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,937,644

 1,915,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,867,125

 455,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 462,962

 2,100,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 2,231,250

 $

 10,524,136

 Regional Banks - 0.0%†

 30,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 33,720

 Thrifts & Mortgage Finance - 0.1%

 540,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 589,842

 825,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 785,812

 1,375,654

 Total Banks

 $

 11,933,510

 Diversified Financials - 0.2%

 Specialized Finance - 0.1%

 100,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 108,797

 450,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 465,188

 $

 573,985

 Consumer Finance - 0.1%

 200,000

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 197,500

 1,290,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 922,350

 $

 1,119,850

 Asset Management & Custody Banks - 0.0%†

 400,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 $

 383,000

 $

 383,000

 Total Diversified Financials

 $

 2,076,835

 Insurance - 2.1%

 Life & Health Insurance - 0.0%†

 300,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 $

 314,250

 Reinsurance - 2.1%

 187,586

 Altair Re, Variable Rate Notes, 6/30/16 (f)

 $

 108,518

 500,000

 4.02

 Armor Re, Ltd., Floating Rate Note, 12/15/16 (Cat Bond) (144A)

 493,900

 250,000

 4.28

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 250,400

 250,000

 5.27

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 251,325

 500,000

 6.87

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 517,000

 560,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16 (f)

 595,448

 275,000

 5.01

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)

 275,495

 1,141,875

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 1,147,813

 600,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15 (f)

 593,580

 550,000

 2.22

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 548,955

 1,300,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17 (f)

 1,303,900

 420,500

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 422,813

 700,000

 3.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 692,790

 1,000,000

 Lorenz Re, Ltd., 3/31/18 (f)

 1,005,900

 800,400

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 803,281

 500,000

 8.60

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 521,600

 250,000

 11.83

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 258,275

 1,200,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)

 1,268,040

 500,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 510,150

 350,000

 8.76

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 352,030

 600,000

 5.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 613,560

 500,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 508,900

 250,000

 10.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 264,425

 500,000

 3.02

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 489,750

 250,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 247,600

 1,400,000

 Sector Re V, Ltd., 3/1/20 (144A) (d) (f)

 1,400,000

 700,000

 Silverton RE, Ltd., 9/18/17 (144A) (d) (f)

 749,700

 250,000

 16.27

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 245,800

 825,900

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 828,047

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (f)

 824,640

 $

 18,093,635

 Total Insurance

 $

 18,407,885

 Real Estate - 0.5%

 Diversified REITs - 0.1%

 1,130,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 $

 1,209,100

 Specialized REITs - 0.1%

 1,006,078

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 920,561

 Diversified Real Estate Activities - 0.2%

 1,260,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 1,313,550

 Real Estate Services - 0.1%

 1,210,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,225,246

 Total Real Estate

 $

 4,668,457

 Software & Services - 0.6%

 Internet Software & Services - 0.3%

 1,245,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 1,224,769

 325,000

 j2 Global, Inc., 8.0%, 8/1/20

 351,000

 1,020,000

 VeriSign, Inc., 5.25%, 4/1/25 (144A)

 1,054,374

 $

 2,630,143

 Data Processing & Outsourced Services - 0.3%

 1,700,000

 Audatex North America, Inc., 6.125%, 11/1/23 (144A)

 $

 1,772,250

 130,000

 First Data Corp., 11.75%, 8/15/21

 149,175

 1,290,000

 NeuStar, Inc., 4.5%, 1/15/23

 1,135,200

 $

 3,056,625

 Total Software & Services

 $

 5,686,768

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.1%

 570,000

 CommScope Holding Co., Inc., 6.625%, 6/1/20 (6.625% Cash, 7.375% PIK) (144A) (PIK)

 $

 583,566

 Electronic Equipment Manufacturers - 0.4%

 2,520,000

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 2,652,300

 1,150,000

 Zebra Technologies Corp., 7.25%, 10/15/22 (144A)

 1,242,000

 $

 3,894,300

 Total Technology Hardware & Equipment

 $

 4,477,866

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductor Equipment - 0.3%

 2,100,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,194,500

 Semiconductors - 0.6%

 395,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $

 343,650

 4,350,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 3,382,125

 1,085,000

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 889,700

 855,000

 Micron Technology, Inc., 5.5%, 2/1/25 (144A)

 850,725

 $

 5,466,200

 Total Semiconductors & Semiconductor Equipment

 $

 7,660,700

 Telecommunication Services - 2.6%

 Integrated Telecommunication Services - 1.6%

 200,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 207,500

 700,000

 CenturyLink, Inc., 6.45%, 6/15/21

 752,500

 1,325,000

 CenturyLink, Inc., 6.75%, 12/1/23

 1,433,332

 450,000

 CenturyLink, Inc., 7.6%, 9/15/39

 450,000

 300,000

 Frontier Communications Corp., 6.25%, 9/15/21

 297,750

 2,040,000

 Frontier Communications Corp., 7.125%, 1/15/23

 2,050,200

 317,000

 Frontier Communications Corp., 8.5%, 4/15/20

 351,078

 160,000

 Frontier Communications Corp., 8.75%, 4/15/22

 175,200

 800,000

 Frontier Communications Corp., 9.25%, 7/1/21

 909,000

 1,200,000

 GCI, Inc., 6.75%, 6/1/21

 1,224,000

 3,000,000

 GCI, Inc., 6.875%, 4/15/25 (144A)

 3,075,000

 770,000

 Windstream Corp., 7.5%, 6/1/22

 733,425

 2,680,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,365,100

 590,000

 Windstream Services LLC, 7.75%, 10/1/21

 579,675

 $

 14,603,760

 Wireless Telecommunication Services - 1.0%

 200,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $

 210,500

 2,455,000

 Sprint Corp., 7.125%, 6/15/24

 2,359,869

 2,000,000

 Sprint Corp., 7.25%, 9/15/21

 2,007,500

 3,000,000

 T-Mobile USA, Inc., 6.0%, 3/1/23

 3,057,150

 215,000

 T-Mobile USA, Inc., 6.5%, 1/15/24

 224,406

 100,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 104,375

 335,000

 T-Mobile USA, Inc., 6.836%, 4/28/23

 354,262

 100,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 100,525

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 106,398

 $

 8,524,985

 Total Telecommunication Services

 $

 23,128,745

 Utilities - 1.5%

 Electric Utilities - 0.4%

 865,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $

 902,628

 2,765,000

 RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)

 2,716,612

 $

 3,619,240

 Independent Power Producers & Energy Traders - 0.8%

 2,500,000

 AES Corp., 5.5%, 4/15/25

 $

 2,468,750

 2,825,000

 NRG Energy, Inc., 6.25%, 5/1/24

 2,888,562

 600,000

 NRG Energy, Inc., 6.25%, 7/15/22

 622,500

 635,000

 NRG Energy, Inc., 6.625%, 3/15/23

 668,338

 75,000

 NRG Energy, Inc., 7.625%, 1/15/18

 83,062

 $

 6,731,212

 Total Utilities

 $

 10,350,452

 TOTAL CORPORATE BONDS

 (Cost $350,234,688)

 $

 332,829,380

 FOREIGN GOVERNMENT BONDS - 1.4%

 IDR

 46,167,000,000

 Indonesia Treasury Bond, 8.375%, 3/15/24

 $

 3,712,949

 IDR

 43,403,000,000

 Indonesia Treasury Bond, 9.0%, 3/15/29

 3,658,073

 RUB

 300,000,000

 Russian Federal Bond - OFZ, 7.6%, 7/20/22

 4,946,972

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $12,015,778)

 $

 12,317,994

 SUPERNATIONAL BONDS - 0.8%

 IDR

 95,470,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $

 7,135,595

 TOTAL SUPERNATIONAL BONDS

 (Cost $7,677,218)

 $

 7,135,595

 SENIOR FLOATING RATE LOAN INTERESTS - 2.4%**

 Energy - 0.4%

 Oil & Gas Drilling - 0.1%

 1,034,680

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 967,426

 Oil & Gas Equipment & Services - 0.3%

 856,610

 8.38

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 670,298

 2,955,000

 8.50

 Templar Energy LLC, New Term Loan, 11/25/20

 2,229,178

 $

 2,899,476

 Total Energy

 $

 3,866,902

 Materials - 0.3%

 Specialty Chemicals - 0.3%

 2,955,000

 0.27

 A. Schulman, Inc., Bridge Facility, 3/25/16

 $

 2,955,000

 Total Materials

 $

 2,955,000

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 230,194

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 230,481

 Industrial Conglomerates - 0.0%†

 200,000

 8.25

 Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21

 $

 201,415

 Total Capital Goods

 $

 431,896

 Commercial Services & Supplies - 0.0%†

 Security & Alarm Services - 0.0%†

 26,232

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 26,320

 Total Commercial Services & Supplies

 $

 26,320

 Consumer Durables & Apparel - 0.0%†

 Leisure Products - 0.0%†

 113,143

 4.00

 Bombardier Recreational Products, Inc., Term B Loan, 1/30/19

 $

 113,921

 Total Consumer Durables & Apparel

 $

 113,921

 Media - 0.1%

 Broadcasting - 0.0%†

 58,754

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 58,844

 Publishing - 0.1%

 888,750

 6.25

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 $

 895,416

 Total Media

 $

 954,260

 Food & Staples Retailing - 0.6%

 Drug Retail - 0.5%

 4,185,000

 7.00

 Rite Aid Corporation, Bridge Loan, 2/23/16

 $

 4,185,000

 Food Distributors - 0.1%

 700,000

 8.25

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 $

 635,250

 Total Food & Staples Retailing

 $

 4,820,250

 Health Care Equipment & Services - 0.6%

 Health Care Supplies - 0.4%

 3,365,000

 7.75

 Sterigenics-Nordion Holdings LLC, Bridge Facility, 4/16/16

 $

 3,365,000

 Health Care Services - 0.0%†

 183,080

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 183,957

 89,103

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 88,713

 44,551

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 44,357

 $

 317,027

 Health Care Facilities - 0.2%

 375,000

 4.52

 Tenet Healthcare Corp., Term Loan, 3/22/16

 $

 375,000

 1,120,000

 0.27

 Tenet Healthcare Corp., Unsecured Bridge, 3/25/16

 1,120,000

 $

 1,495,000

 Total Health Care Equipment & Services

 $

 5,177,027

 Banks - 0.0%†

 Thrifts & Mortgage Finance - 0.0%†

 136,525

 5.00

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 135,416

 Total Banks

 $

 135,416

 Diversified Financials - 0.2%

 Investment Banking & Brokerage - 0.2%

 2,025,000

 8.00

 Concentra Inc., Bridge Term Loan, 4/8/16

 $

 2,025,000

 Total Diversified Financials

 $

 2,025,000

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 744,375

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 742,448

 Application Software - 0.0%†

 95,549

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 $

 96,003

 Total Software & Services

 $

 838,451

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $22,300,163)

 $

 21,344,443

 Shares

 MUTUAL FUNDS - 1.4%

 620,000

 BlackRock MuniVest Fund, Inc.

 $

 6,330,200

 420,000

 BlackRock MuniYield Fund, Inc.

 6,262,200

 $

 12,592,400

 TOTAL MUTUAL FUNDS

 (Cost $11,743,655)

 $

 12,592,400

 TOTAL INVESTMENT IN SECURITIES - 98.5%

 (Cost $879,037,624) (a)

 $

 880,935,552

 OTHER ASSETS & LIABILITIES - 1.5%

 $

 13,551,332

 TOTAL NET ASSETS - 100.0%

 $

 894,486,884

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2015, the value of these securities amounted to $185,566,446 or 20.7% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $880,548,138 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 44,510,149

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (44,122,735)

 Net unrealized appreciation

 $

 387,414

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 (e)

 Security is in default and is non-income producing.

 (f)

Security is valued based on a formula approved by the Valuation Committee of the Board of Trustees. At April 30, 2015, the aggregate value of these securities amounted to $12,205,525, or 1.4% of total net assets applicable to common shareholders.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 IDR

 Indonesian Rupiah

 RUB

  Russian Ruble

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid

 Net Unrealized Appreciation

 JPY

(2,000,000
)

 Morgan Stanley

 Markit CDX North America Investment Grade Index

5.00
%

 12/20/15

$
(110,000
)

$
10,816

$
10,816

 TOTAL RETURN SWAP AGREEMENT

 Notional Principal ($)

 Counterparty

 Pay/Receive

 Obligation Entity/Index

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation

 JPY

(2,319,233,746
)

 Citibank NA

 Pay

 JPX NIKKEI Index 400

 JPY LIBOR BBA

 6/2/15

$
327,109

$
327,109

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
4,839,808

$
-

$
4,839,808

 Preferred Stocks

   Transportation

     Air Freight & Logistics

-

36,412

-

36,412

   Banks

     Regional Banks

166,248

103,344

-

269,592

   Insurance

     Reinsurance

-

-

1,153,845

1,153,845

   All Other Preferred Stocks

2,128,180

-

-

2,128,180

 Convertible Preferred Stocks

-

526,427

-

526,427

 Common Stocks

   Energy

     Oil & Gas Exploration & Production

1,080,028

249,956

-

1,329,984

   Capital Goods

     Aerospace & Defense

3,853,322

-

-

3,853,322

     Electrical Components & Equipment

8,600,597

4,843,575

-

13,444,172

     Industrial Machinery

5,874,640

384,914

31

6,259,585

 Transportation

     Airlines

6,571,830

6,846,522

-

13,418,352

   Food & Staples Retailing

     Drug Retail

3,035,295

-

-

3,035,295

   Food, Beverage & Tobacco

     Packaged Foods & Meats

6,814,239

-

-

6,814,239

     Tobacco

1,806,955

12,621,517

-

14,428,472

   Health Care Equipment & Services

     Health Care Distributors

6,764,321

-

-

6,764,321

   Pharmaceuticals, Biotechnology & Life Sciences

     Pharmaceuticals

67,457,325

20,436,330

-

87,893,655

   Banks

     Regional Banks

8,314,591

-

-

8,314,591

   Diversified Financials

     Asset Management & Custody Banks

39,435,542

1,760,348

-

41,195,890

     Investment Banking & Brokerage

13,369,740

-

-

13,369,740

   Real Estate

     Industrial REITs

981,893

17,912,450

-

18,894,343

     Specialized REITs

7,970,109

-

-

7,970,109

   Software & Services

     Internet Software & Services

4,293,704

-

-

4,293,704

     Systems Software

4,986,184

-

-

4,986,184

   Technology Hardware & Equipment

     Communications Equipment

3,942,300

-

-

3,942,300

     Computer Storage & Peripherals

10,731,112

-

-

10,731,112

     Technology Hardware, Storage & Peripherals

9,673,349

4,148,585

-

13,821,934

   Utilities

     Electric Utilities

17,211,933

-

-

17,211,933

     Renewable Electricity

2,669,635

-

-

2,669,635

   All Other Common Stocks

-

154,109,584

-

154,109,584

 Asset Backed Securities

-

11,281,265

-

11,281,265

 Collateralized Mortgage Obligations

-

15,727,755

-

15,727,755

 Corporate Bonds

   Capital Goods

     Industrial Machinery

-

4,716,400

71,890

4,788,290

   Insurance

     Reinsurance

-

7,041,955

11,051,680

18,093,635

   All Other Corporate Bonds

-

309,947,455

-

309,947,455

 Foreign Government Bonds

-

12,317,994

-

12,317,994

 Supernational Bonds

-

7,135,595

-

7,135,595

 Senior Floating Rate Loan Interests

-

21,344,443

-

21,344,443

 Mutual Funds

12,592,400

-

-

12,592,400

 Total

$
250,325,472

$
618,332,634

$
12,277,446

$
880,935,552

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
736,756

$
-

$
-

$
736,756

 Net unrealized appreciation on swap contracts

-

10,816

-

10,816

 Net unrealized appreciation on total return swap

-

327,109

-

327,109

 Total Other Financial Instruments

$
736,756

$
337,925

$
-

$
1,074,681

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Convertible Corporate Bonds

 Preferred Stocks

 Corporate Bonds

 Common Stocks

 Total

 Balance as of 7/31/14

$
25,000

$
1,446,495

$
1,555,050

$
-

$
3,026,545

 Realized gain (loss)1

-

-

(6,689
)

-

(6,689
)

 Change in unrealized appreciation (depreciation)2

(3,750
)

82,845

193,733

-

272,828

 Purchases

-

-

10,225,815

31

10,225,846

 Sales

(21,250
)

-

(1,219,834
)

-

(1,241,084
)

 Transfers in to Level 3*

-

-

-

-

-

 Transfers out of Level 3*

-

-

-

-

-

 Transfers in and out of Level 3 activity

-

(375,495
)

375,495

-

-

 Balance as of 4/30/15

$
-

$
1,153,845

$
11,123,570

$
31

$
12,277,446

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values. During the period ended April 30, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/15

$
272,828

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 24, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date June 24, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date June 24, 2015 * Print the name and title of each signing officer under his or her signature.